As filed with the U.S. Securities and Exchange Commission on January 24, 2025

Securities Act File No. [  ]-[   ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

2301 Rosecrans Avenue, Suite 2150, El Segundo, California 90245

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

Jeffrey K. Seeley 2301 Rosecrans Avenue, Suite 2150 El Segundo, California 90245 (Name and Address of Agent for Service)	Copies of Communications to: David A. Hearth, Esq. Paul Hastings LLP 101 California Street, 48th Floor San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine..

LITMAN GREGORY FUNDS TRUST CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents: Cover Sheet

Contents of Registration Statement

Part A – Information Statement/Prospectus

Part B – Statement of Additional Information

Part C – Other Information

Signature Pages

Exhibits

Litman Gregory Funds Trust

2301 Rosecrans Avenue, Suite 2150

El Segundo, California 90245

March [ ], 2025

Dear Shareholder:

The Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”), has approved the reorganization of the iMGP Alternative Strategies Fund (the “Alternative Strategies Fund”) into the iMGP High Income Fund (the “High Income Fund”). The reorganization is expected to occur on or about March [ ], 2025. Upon completion of the reorganization, you will become a shareholder of the High Income Fund, and you will receive shares of the High Income Fund equal in value to your shares of the Alternative Strategies Fund.

The reorganization does not require shareholder approval, and you are not being asked to vote. We do, however, ask that you review the enclosed combined Information Statement/Prospectus, which contains information about the High Income Fund, including its investment objective, strategies, risks, performance, fees and expenses.

The Board has unanimously approved the reorganization and believes the reorganization is in the best interests of the Alternative Strategies Fund and its shareholders.

If you have any questions, please call 1-800-960-0188.

Sincerely,

/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
President of the Trust

The information in this Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Information Statement/Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

COMBINED INFORMATION STATEMENT/PROSPECUTS

Dated [ ], 2025

RELATING TO THE ACQUISITION OF THE ASSETS OF

iMGP Alternative Strategies Fund (the “Target Fund”)

BY AND IN EXCHANGE FOR SHARES OF

iMGP High Income Fund (the “Acquiring Fund”)

The address and telephone number of each Fund is:

2301 Rosecrans Avenue, Suite 2150

El Segundo, California 90245

1-800-960-0188

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Target Fund or Acquiring Fund (each sometimes referred to herein as a “Fund”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Funds.

This Information Statement/Prospectus sets forth information about the Acquiring Fund that an investor ought to know before investing. Please read this Information Statement/Prospectus carefully before investing and keep it for future reference.

INTRODUCTION

This combined information statement and prospectus, dated March [ ], 2025 (the “Information Statement/Prospectus”), is being furnished in connection with the reorganization (the “Reorganization”) of iMGP Alternative Strategies Fund (the “Target Fund”) into iMGP High Income Fund (the “Acquiring Fund”). This Information Statement/Prospectus is being mailed to shareholders of the Target Fund on or about March [ ], 2025. Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

The Target Fund and Acquiring Fund (each a “Fund” and, together, the “Funds”) are each a separate series of Litman Gregory Funds Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust.

The Board of Trustees of the Trust (the “Board” or the “Trustees”) has determined that the Reorganization is in the best interests of the Target Fund and Acquiring Fund and will not dilute the interests of the existing shareholders of either Fund. A copy of the form of Agreement and Plan of Reorganization (the “Plan”) for the Reorganization is attached to this Information Statement/Prospectus as Appendix A.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATIONAL PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

The following table indicates the corresponding class of shares of the Acquiring Fund that a Target Fund shareholder will receive in the Reorganization.

Target Fund and Share Class	Acquiring Fund and Share Class
iMGP Alternative Strategies Fund Institutional Class	iMGP High Income Fund Institutional Class

Please read this Information Statement/Prospectus carefully, including the Plan in Appendix A.

The date of this Information Statement/Prospectus is March [ ], 2025.

For more complete information about each Fund, please read each Fund’s prospectus and statement of additional information, as they may be amended and/or supplemented. Each Fund’s prospectus and statement of additional information, and other additional information about each Fund, has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge. See “Where to Get More Information” below.

Where to Get More Information

Each Fund’s current summary prospectus(es), prospectus(es) and statement of additional information, including any applicable supplements thereto.

On file with the SEC (http://www.sec.gov) (File Nos. 333-10015 and 811-07763) and available at no charge by calling the Funds’ toll-free number: 1-800-960-0188 or visiting the Funds’ website at https://imgpfunds.com/fund-literature/.

Each Fund’s most recent annual and semi-annual reports to shareholders.

On file with the SEC (http://www.sec.gov) (File No. 811-07763) and available at no charge by calling the Funds’ toll-free number: 1-800-960-0188 or by visiting the Funds’ website at https://imgpfunds.com/shareholder-reports/.

A statement of additional information for this Information Statement/Prospectus, dated March [ ], 2025 (the “SAI”). The SAI contains additional information about the Target Fund and the Acquiring Fund.

On file with the SEC (http://www.sec.gov) (File No. 333-10015) and available at no charge by calling the Funds’ toll-free number: 1-800-960-0188. The SAI is incorporated by reference into this Information Statement/Prospectus.

To ask questions about this Information Statement/Prospectus, call the following toll-free telephone number: 1-800-960-0188.

The prospectuses and statement of additional information, of the Target Fund and the Acquiring Fund, each dated April 29, 2024, as supplemented, (File Nos. 333-10015 and 811-07763), are incorporated by reference into this Information Statement/Prospectus.

The Funds’ Annual Reports to shareholders, dated December 31, 2023 and Semi-Annual Reports to shareholders dated June 30, 2024 (File No. 811-07763), are incorporated by reference into this Information Statement/Prospectus.

The Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. You may lose money by investing in the Funds.

The securities offered by this Information Statement/Prospectus have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

QUESTIONS AND ANSWERS

For your convenience, we have provided a brief overview of the Reorganization. Additional information is contained elsewhere in this Information Statement/Prospectus and the Plan, a form of which is attached to this Information Statement/Prospectus as Appendix A. Shareholders should read this entire Information Statement/Prospectus, including Appendix A, and the Acquiring Fund’s prospectus (please see “Where to Get More Information” above for instructions on where to find this prospectus) carefully for more complete information.

How will the Reorganization be implemented?

•

On the closing date of the Reorganization, expected to be on or about March [ ], 2025 (the “Closing Date”), the Target Fund will transfer all of its property and assets to the Acquiring Fund. In exchange, the Acquiring Fund will assume all of the liabilities of the Target Fund and issue shares to the Target Fund, as described below.

•

The Acquiring Fund will issue a number of its Institutional Class shares to the Target Fund on the Closing Date having an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s Institutional Class shares. This Information Statement/Prospectus relates only to the Institutional Class shares of the Acquiring Fund to be issued in the Reorganization.

•

Institutional Class shares of the Acquiring Fund will then be distributed on the Closing Date to the Target Fund’s shareholders in complete liquidation of the Target Fund in proportion to the relative net asset value of each shareholder’s holdings of Institutional Class shares of the Target Fund. Therefore, on the Closing Date, upon completion of the Reorganization, a Target Fund shareholder will hold shares of the Acquiring Fund having the same aggregate net asset value as the Target Fund shares held by that shareholder immediately prior to the Reorganization. The net asset value attributable to Institutional Class shares of the Target Fund will be determined using the Target Fund’s valuation policies and procedures and the net asset value attributable to Institutional Class shares of the Acquiring Fund will be determined using the Acquiring Fund’s valuation policies and procedures. The assets of the Target Fund and the Acquiring Fund are valued using the same valuation policies and procedures.

•	After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will be liquidated and dissolved.

•	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization.

•

Following the Reorganization, shareholders of the Target Fund will be subject to the fees and expenses of the Acquiring Fund. Please see “Why did the Trustees Approve the Reorganization?” and “How do the Target Fund and the Acquiring Fund compare?” below for a further discussion of fees and expenses.

•

iM Global Partner Fund Management, LLC (“iMGPFM” or the “Advisor”) is the investment manager to the Target Fund and the Acquiring Fund. Following the Reorganization, iMGPFM will continue to act as investment manager to the Combined Fund. Brothers Harriman & Co., Guggenheim Partners Investment Management, LLC and Neuberger Berman Investment Advisers LLC are the sub-advisors to the Acquiring Fund and will continue to serve as sub-advisors to the Combined Fund. The current sub-advisors to the Target Fund will no longer manage the Acquiring Fund.

Why did the Trustees approve the Reorganization?

The Board of the Target Fund, including all of the Trustees who are not “interested” persons of the Funds (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), the Advisor or ALPS Distributors, Inc., the Funds’ distributor (the “Independent Trustees”), after careful consideration, has determined that the Reorganization is in the best interests of the Target Fund and will not dilute the interests of the existing shareholders of the Target Fund. The Board also serves as the Board of the Acquiring Fund. The Board, including all of the Independent Trustees, also approved the Reorganization with respect to the Acquiring Fund. The Board determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s shareholders will not be diluted as a result of the Reorganization.

In approving the Reorganization of the Target Fund, the Board considered, among other things, (i) that the Funds have identical primary and secondary investment objectives and substantially similar fundamental investment policies, (ii) that the principal risks of the Funds are similar, (iii) that the Acquiring Fund has shown similar or stronger absolute and relative performance as measured by peer group rankings, versus the Target Fund, (iv) that the effective management fee and total annual operating expenses of the Acquiring Fund are expected to be lower than the management fee and total annual operating expenses of the Target Fund, (v) that the Target Fund has a significant capital loss carryforward that the Acquiring Fund will be able to utilize, (vi) that the larger combined asset base resulting from the Reorganization will offer the potential to broaden the distribution of the Acquiring Fund and the potential for greater operating efficiencies and economies of scale in the combined Acquiring Fund, including the potential for lower expense ratios, the ability to effect larger portfolio transactions, and the ability to spread fixed costs over a larger asset base, and (vii) the anticipated tax-deferred nature of the Reorganization and the potential tax consequences to shareholders of the Target Fund and the Acquiring Fund as a result of anticipated portfolio repositioning in connection with the Reorganization. See “Reasons for the Reorganization” in the description of the Reorganization for additional information regarding the Board’s considerations.

How do the Target Fund and the Acquiring Fund compare?

There are similarities between the Funds, as well as certain differences, including:

•	Investment Manager

iMGPFM serves as each Fund’s investment manager. The services provided to the Target Fund and the Acquiring Fund under the investment management agreement are identical.

•

Management Fee and Total Annual Operating Expenses. The effective management fee and total annual operating expenses of the Combined Fund is expected to be lower than the management fee of the Target Fund. For the fiscal year ended December 31, 2023, each Fund paid investment management fees to the Advisor as follows (as a percentage of average net assets):

Fund	Management Fee	Total Annual Operating Expenses

Target Fund (iMGP Alternative Strategies Fund)	1.23%	1.45%

Acquiring Fund (iMGP High Income Fund)	0.85%	1.41%

Please see “The Funds’ Fees and Expenses” for each Fund’s current fees and expenses and pro forma fees and expenses for the Combined Fund.

•	Sub-Advisors and Portfolio Managers.

Target Fund

Blackstone Credit Systematic Strategies LLC (“Blackstone”), serves as a sub-advisor to a segment of the Target Fund. Paul Harrison and Adam Dwinells are responsible for the day-to-day management of the assets allocated to the segment of the Target Fund managed by Blackstone.

DoubleLine Capital, LP (“DoubleLine”), serves as a sub-advisor to a segment of the Target Fund. Jeffrey Gundlach and Jefferey Sherman, CFA, are responsible for the day-to-day management of the assets allocated to the segment of the Target Fund managed by DoubleLine.

Dynamic Beta investments, LLC (“DBi”), serves as a sub-advisor to a segment of the Target Fund. Andrew Beer and Mathias Mamou-Mani are responsible for the day-to-day management of the assets allocated to the segment of the Target Fund managed by DBi.

First Pacific Advisors, LP (“FPA”), serves as serves as a sub-advisor to a segment of the Target Fund. Steven Romick, CFA, Brian Selmo, CFA and Mark Landecker, CFA are responsible for the day-to-day management of the assets allocated to the segment of the Target Fund managed by FPA.

Loomis Sayles and Company, LP (“Loomis”), serves as a sub-advisor to a segment of the Target Fund. Matthew J. Eagan, CFA, Todd P. Vandam, CFA and Brian P. Kennedy are responsible for the day-to-day management of the assets allocated to the segment of the Target Fund managed by Loomis.

Water Island Capital, LLC (“Water Island”), serves as a sub-advisor to a segment of the Target Fund. John Orrico, CFA, Roger Foltynowicz, Gregg Loprete and Michael Osowiecki are responsible for the day-to-day management of the assets allocated to the segment of the Target Fund managed by Water Island.

Acquiring Fund

Brown Brothers Harriman & Co. (“Brown Brothers”) serves as a sub-advisor to a segment of the Acquiring Fund. Andrew P. Hofer, Neil Hohman and Paul Kunz, CFA, are responsible for the day-to-day management of the assets allocated to the segment of the Acquiring Fund managed by Brown Brothers.

Guggenheim Partners Investment Management, LLC (“Guggenheim”) serves as a sub-advisor to a segment of the Acquiring Fund. Anne Walsh, CFA, Steven Brown, CFA, Adam Bloch and Evan L. Serdensky are responsible for the day-to-day management of the assets allocated to the segment of the Acquiring Fund managed by Guggenheim.

Neuberger Berman Investment Advisers LLC (“Neuberger”) serves as a sub-advisor to a segment of the Acquiring Fund. Derek Devens, CFA, Rory Ewing and Eric Zhou are responsible for the day-to-day management of the assets allocated to the segment of the Acquiring Fund managed by Neuberger.

•

Investment Objectives. The primary and secondary investment objectives of each Fund are identical. The primary investment objective of each Fund is to seek to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Each Fund has a secondary objective of seeking to provide a high level of current income.

•

Principal Investment Strategies. The Target Fund employs the following strategies: (1) an arbitrage oriented strategy, (2) an opportunistic income strategy which will often focus on mortgage related securities, (3) a contrarian opportunity strategy that allows tactical investments throughout the capital structure (stocks and bonds), asset classes, market capitalization, industries and geographies, (4) a long/short credit strategy, (5) a strategic alpha strategy that focuses on the tactical allocation of long and short global fixed income opportunities and currencies, and (6) an “enhanced trend strategy” that focuses on a blend of managed futures and equity hedge strategies.

The Acquiring Fund employs the following strategies: (1) a credit value strategy, (2) a multi-credit strategy, and (3) an option income strategy. Following the closing of the Reorganization, the Combined Fund will have the principal investment strategies of the Acquiring Fund. See “Comparison of Acquiring Fund and Target Fund” below for additional information regarding the Funds’ investment strategies.

•

Fundamental Investment Policies. The Target Fund and the Acquiring Fund have the same fundamental investment policies, except for certain differences with respect to investments in commodities. See “Fundamental and Non-Fundamental Investment Policies of the Funds” below for additional information.

•

Principal Risks. The Funds are subject to similar principal risks. However, the Target Fund has risks associated with the arbitrage and managed futures/equity hedge strategies such as capital structure arbitrage, convertible arbitrage, special situations, event-driven, to-be-announced and dollar rolls, merger arbitrage, models and data, managed futures strategy, commodities, subsidiary equity hedge strategy and portfolio turnover, which are not principal risks of the Acquiring Fund. An investment in the Acquiring Fund has loan risk and liquidity and valuation risk, which are not principal risks of the Target Fund. See “Comparison of Principal Risks of Investing in the Funds” below for a comparison of the Funds’ principal risks of investment.

•

Performance. The Acquiring Fund has shown similar or stronger absolute performance, as measured by peer group rankings, versus the Target Fund. See “The Funds’ Past Performance” below for more information about the historical performance of the Acquiring Fund and the Target Fund.

•

Expense Limitation Arrangements. For the Target Fund, contractual arrangements have been made with the Advisor through April 30, 2026, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee retained by the Advisor as a percentage of the Target Fund’s daily net assets is 0.50% on the first $2 billion of the Target Fund’s assets, 0.40% of the next $1 billion of the Target Fund’s assets, 0.35% of the next $1 billion of the Target Fund’s assets and 0.30% on assets over $4 billion. This agreement may be terminated at any time by the Board upon sixty (60) days’ written notice to the Advisor, and the Advisor may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

For the Acquiring Fund, contractual arrangements have been made with through April 30, 2026 to limit Fund’s operating expenses to an annual rate of 0.98% for the Institutional Class, subject to certain exclusions.

For the Acquiring Fund, contractual arrangements have been made with the Advisor through April 30, 2026, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee retained by the Advisor as a percentage of the Acquiring Fund’s daily net assets is 0.40% on the first $1 billion of assets, 0.375% on the next $1 billion of assets, 0.35% on the next $1 billion of assets, 0.325% on the next $1 billion of assets and 0.30% on assets in excess of $4 billion. This agreement may be terminated at any time by the Board upon sixty (60) days’ written notice to the Advisor, and the Advisor may decline to renew this agreement at its expiration on April 30, 2026 by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this advisory fee waiver agreement.

Fund expenses may be higher following the expiration of these expense limitation arrangements.

Am I being asked to vote on the Reorganization?

Shareholder approval of the Reorganization is not required. The Trust’s Declaration of Trust and state law governing the Trust do not require shareholder approval for fund reorganizations. Likewise, Rule 17a-8 under the 1940 Act does not require shareholder approval of reorganizations involving affiliated funds, so long as certain criteria are met. The Board determined that the criteria are met in this case, and that shareholder approval is not required for the Reorganization.

Will my rights as a shareholder change after the Reorganization?

No, your rights as a shareholder will not change in any way as a result of the Reorganization, but you will be a shareholder of the Acquiring Fund, which is a separate series of the Trust. The shareholder services available to you after the Reorganization will be identical.

Who will bear the expenses associated with the Reorganization?

It is anticipated that the total cost of the Reorganization, including the preparing, printing and mailing of this Information Statement/Prospectus, will be approximately $50,000. These costs of the Reorganization will be shared equally by the Target and the Acquiring Fund.

[In addition, the Advisor has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[ ], equal to approximately 0.[ ]% of the Target Fund’s assets or, based on shares outstanding as of December 31, 2024, $0.[ ] per share. These costs will be borne by the Target Fund and indirectly by the Target Fund’s shareholders (including Target Fund shareholders who receive shares of the Acquiring Fund in the Reorganization).]

What are the federal income tax consequences of the Reorganization?

The exchange of Target Fund shares for Acquiring Fund shares in the Reorganization is not expected to result in income, gain or loss being recognized for federal income tax purposes by a Target Fund shareholder. The Reorganization generally is not expected to result in the recognition of gain or loss for federal income tax purposes by the Target Fund or Acquiring Fund.

As a condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund must receive an opinion of Paul Hastings, LLP, counsel to the Trust and to the Independent Trustees on the Board, to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor the Acquiring Fund nor, in general, the Target Fund will recognize gain or loss as a direct result of the Reorganization of the Target Fund, and that the aggregate tax basis of the Acquiring Fund shares that you receive in the Reorganization will equal the aggregate tax basis of the Target Fund shares that you surrender in the Reorganization. For more information, see “Tax Status of The Reorganization” in this Information Statement/Prospectus.

While the portfolio managers of the Acquiring Fund anticipate retaining a portion of the Target Fund’s holdings following the closing of the Reorganization, the portfolio managers of the Target Fund do anticipate selling a material portion (approximately [ ]%) of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is primarily to make the Target Fund’s existing holdings more consistent with the principal investment strategies for the Acquiring Fund. While the securities of the Target Fund satisfy the investment restrictions of the Acquiring Fund, the Target Fund intends to utilize the proceeds from such sales to allow reinvestment in assets that are more consistent with the Acquiring Fund’s investment strategies. During this period, the Target Fund may deviate from its principal investment strategies. The Advisor has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[ ] equal to approximately 0.[ ]% of the Target Fund’s assets or, based on shares outstanding as of December 31, 2024, $0.[ ] per share. These costs will be borne by the Target Fund.

What should I do if I do not want to own shares of the Acquiring Fund?

If you do not want to receive shares of the Acquiring Fund in connection with the Reorganization, you may redeem your shares of the Target Fund or you may exchange those shares for shares of another eligible mutual fund managed by the Advisor prior to the closing of the Reorganization. If a Target Fund shareholder redeems his or her shares and such shares are held in a taxable account, the shareholder will recognize a taxable gain or loss based on the difference between the redeeming shareholder’s tax basis in the shares and the amount that the redeeming shareholder receives for them. Shareholders of the Target Fund may exchange their Target Fund shares for shares of the same class of any other mutual fund series of the Trust generally without paying any additional sales charges, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and the shareholder is eligible to invest in such shares. Such an exchange of shares for shares in another fund will generally result in the recognition of taxable gain or loss for shareholders holding shares in a taxable account.

Whom do I call if I have questions?

If you need more information or have any questions about the Reorganization, please call the Trust toll-free at 1-800-960-0188.

REORGANIZATION

OF THE

iMGP ALTERNATIVE STRATEGIES FUND

(the “Target Fund”)

INTO THE

IMGP HIGH INCOME FUND

(the “Acquiring Fund”)

Summary

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Information Statement/Prospectus. The form of the Agreement and Plan of Reorganization is included as Appendix A to this Information Statement/Prospectus. For a discussion of the terms of the Plan, please see the section entitled “Terms of the Agreement and Plan of Reorganization” in the back of this Information Statement/Prospectus.

The Reorganization does not require approval by shareholders of the Target Fund or Acquiring Fund.

In the Reorganization, the Acquiring Fund will issue a number of its Institutional Class shares, as applicable, to the Target Fund having an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s Institutional Class shares.

Comparison of Target Fund

and Acquiring Fund

Both the Target Fund and the Acquiring Fund are managed by the Advisor but have different sub-advisors. The Target Fund is sub-advised by Blackstone Credit Systematic Strategies LLC, DoubleLine Capital, LP, Dynamic Beta investments, LLC, First Pacific Advisors, LP, Loomis Sayles and Company, LP and Water Island Capital, LLC. The Acquiring Fund is sub-advised by Brothers Harriman & Co., Guggenheim Partners Investment Management, LLC and Neuberger Berman Investment Advisers LLC. The Target Fund and the Acquiring Fund have the same primary and secondary investment objectives, utilize compatible principal investment strategies, and have similar principal risks, as summarized below. Following the completion of the Reorganization, the Combined Fund will follow the investment strategies of the Acquiring Fund and be managed by the Acquiring Fund’s sub-advisors.

Comparison of Investment Objectives and Investment Strategies

The Target Fund and the Acquiring Fund have identical investment objectives. Each Fund seeks to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. As a secondary investment objective, each Fund also seeks to provide a high level of current income.

The Target Fund and the Acquiring Fund have compatible investment strategies, although there are also differences in the way each Fund seeks to achieve its investment objectives. Both the Target Fund and the Acquiring Fund aim to generate gains with limited risk of capital loss through a combination of complementary strategies that the Advisor believes offer compelling risk-return characteristics, each strategy being managed by a specialist investment manager considered best in class by the Advisor. Moreover, each Fund’s aim is to be a complement to a traditional fixed-income allocation by producing returns higher than core bonds and with limited correlation to the Bloomberg U.S. Aggregate Bond Index. In addition, both the Target Fund and the Acquiring Fund generally are characterized quantitatively by a lower interest-rate sensitivity and a higher non-government bond allocation than in the Bloomberg U.S. Aggregate Bond Index. Each of the Target Fund and Acquiring Fund also invests a substantial portion of its assets in fixed income securities. As of [December 31], 2024, the Target Fund had [78]% of its portfolio in various fixed income instruments as compared to [79]% for the Acquiring Fund. In addition, each Fund shares a limited correlation to and a significantly lower volatility than the S&P 500 Index.

The Acquiring Fund uses certain strategies that are similar to those of the Target Fund and certain others that are different. The sub-advisors of the Target Fund use the following strategies: (1) an arbitrage oriented strategy, (2) an opportunistic income strategy which will often focus on mortgage related securities, (3) a contrarian opportunity strategy that allow tactical investments throughout the capital structure (stocks and bonds), asset classes, market capitalization, industries and geographies, (4) a long/short credit strategy, (5) a strategic alpha strategy that focuses on the tactical allocation of long and short global fixed income opportunities and currencies, and (6) an “enhanced trend strategy” that focuses on a blend of managed futures and equity hedge strategies. The sub-advisors of the Acquiring Fund use the following strategies: (1) a credit value strategy, (2) a multi-credit strategy, and (3) an option income strategy. Of these strategies, the Acquiring Fund’s credit value strategy is similar to the Target Fund’s opportunistic income strategy, and the Acquiring Fund’s multi-credit strategy is similar to the Target Fund’s strategic alpha fixed income strategy. While the Acquiring Fund employs certain investment strategies not currently used by the Target Fund, the Advisor believes that the Funds utilize compatible investment strategies and that the Reorganization provides shareholders of the Target Fund with an investment that is sufficiently similar as to occupy a similar role in a broader portfolio, but with stronger long-term potential, improved downside protection, lower costs, and a similarly focus on risk management.

The table below provides a comparison of the Funds’ investment objectives and principal investment strategies.

	Target Fund iMGP Alternative Strategies Fund	Acquiring Fund iMGP High Income Fund

Investment objectives	The Fund seeks to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. The Fund also seeks to provide a high level of current income.

Principal investment strategies

The Advisor believes that giving highly disciplined sub-advisors (each, a “manager” or “sub-advisor”) latitude in the types of securities they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Fund to seek skilled managers, give them broad flexibility, limit them to their highest-conviction ideas and create diversification at the overall fund level by choosing managers with complementary styles, which the Advisor believes also should reduce risk. The Advisor is responsible for recommending which sub-advisors to hire or remove. Before hiring a sub-advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.

There is no minimum or maximum allocation of the Target Fund’s portfolio assets to each sub-advisor. Allocations among sub-advisors are based on a number of factors, including the Advisor’s expectation for the risk-adjusted return potential of each sub-advisor’s strategy and the impact on overall portfolio risk, with the objective of maximizing return subject to the goals of low volatility and relatively low correlation with broad financial markets, especially the stock market. The Advisor may at times adjust the allocations of capital to sub-advisors if it believes there is a highly compelling tactical opportunity in a particular sub-advisor’s strategy. A tactical opportunity could represent the potential for an exceptional risk-adjusted return opportunity relative to the other strategies, or it may represent a superior risk reduction opportunity that could benefit the Target Fund’s overall portfolio.

There is no minimum or maximum allocation of the Acquiring Fund’s portfolio assets to each sub-advisor, but it is expected that no one strategy will be allocated less than 10% of portfolio assets or more than 60% of portfolio assets as measured at the time of allocation. It is possible that additional managers and strategies will be added to (or removed from) the Acquiring Fund in the future and/or there may be adjustments in the allocation ranges. The Advisor is responsible for establishing the target allocation of Acquiring Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth, value, and blend) and market capitalization exposure (large-cap, mid-cap and small-cap companies) and may adjust the target allocations at its discretion. Market performance may result in allocation drift among the managers of the Acquiring Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre-established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub-advisor. The Advisor monitors the individual portfolios managed by the sub-advisors to ensure that the overall portfolio does not include any unintentional over-weights to market capitalization levels, sectors, industries or individual securities.

The Target Fund invests in a mix of strategies that the Advisor believes offer risk-return characteristics that are attractive individually and even more compelling collectively. The Target Fund is intended to be used by investors as a source of diversification for traditional stock and bond portfolios to reduce volatility and potentially enhance returns relative to various measures of risk.

The Acquiring Fund does not have a comparable investment strategy.

Target Fund iMGP Alternative Strategies Fund	Acquiring Fund iMGP High Income Fund

Sub-advisor strategies may seek to benefit from: opportunities to combine securities with differing risk characteristics; market inefficiencies; arbitrage opportunities; opportunities to provide liquidity; tactical opportunities in asset classes or securities; special situations such as spin offs; as well as other opportunities in areas such as real estate or managed futures and equity hedge strategies. In the aggregate, the managers can invest globally in stocks of companies of any size, domicile or market capitalization, government and corporate bonds and other fixed income securities and currencies, including short positions of any of the foregoing, within their respective segments of the Target Fund.

Sub-advisor strategies may seek to benefit from: opportunities to combine securities with differing risk characteristics; market inefficiencies; opportunities to provide liquidity; tactical opportunities in asset classes or securities; special situations such as spin-offs; as well as other opportunities in other areas. In the aggregate, the managers can invest globally in debt and equity securities of companies of any size, domicile or market capitalization, government and corporate bonds, loans, loan participation interests, mortgage or other asset-backed securities and other fixed income securities and currencies, including short positions of any of the foregoing, within their respective segments of the Acquiring Fund.

The Target Fund may also invest in derivatives, including, without limitation, options, futures contracts, including Treasury futures, participatory notes (“P-Notes”) and swaps, to manage risk or enhance return and can also borrow amounts up to one third of the value of the Fund’s total assets (except that the Target Fund may exceed this limit to satisfy redemption requests or for other temporary purposes). Each of the managers may invest in illiquid securities; however, the Target Fund as a whole may not hold more than 15% of its net assets in illiquid securities.

The managers may also write options, invest in derivatives, including, without limitation, options, futures contracts, participatory notes (“P-Notes”) and swaps, to manage risk or enhance return and can also borrow amounts up to one third of the value of the Acquiring Fund’s total assets (except that the Acquiring Fund may exceed this limit to satisfy redemption requests or for other temporary purposes). Each of the managers may invest in illiquid securities; however, the Acquiring Fund as a whole may not hold more than 15% of its net assets in illiquid securities.

In some cases, the sub-advisors may seek to replicate strategies they employ in their private (hedge) funds. In other cases, the sub-advisors may seek to enhance strategies they run in other public funds by focusing on their highest conviction ideas to a greater extent or by pursuing certain aspects of their strategies with greater flexibility. However, the Target Fund will only invest directly in portfolio securities selected by the sub-advisors and will not invest in any pooled investment vehicles or accounts managed by the sub-advisors.

The Acquiring Fund does not have a comparable investment strategy.

Each sub-advisor will have an investment approach that generally focuses on a particular asset class or specific strategies. Currently, the strategies the sub-advisors focus on are as follows: (1) an arbitrage oriented strategy, (2) an opportunistic income strategy which will often focus on mortgage related securities, (3) a contrarian opportunity strategy that allow tactical investments throughout the capital structure (stocks and bonds), asset classes, market capitalization, industries and geographies, (4) a long/short credit strategy, (5) a strategic alpha strategy that focuses on the tactical allocation of long and short global fixed income opportunities and currencies, and (6) an “enhanced trend strategy” that focuses on a blend of managed futures and equity hedge strategies. The Advisor may hire sub-advisors that focus on other strategies in the future, and not all strategies that may be appropriate will be represented in the Target Fund’s portfolio at all times.

The current sub-advisors, their target asset allocations and stock-picking styles are as follows: Blackstone Credit Systematic Strategies LLC, 15%, Long-Short Credit;. DoubleLine Capital, LP, 20%, Opportunistic Income; Dynamic Beta investments, LLC, 20%, Enhanced Trend;

Each sub-advisor will have an investment approach that generally focuses on a particular asset class or specific strategies. Currently, the strategies the sub-advisors focus on are as follows: (1) a credit value strategy, (2) a multi-credit strategy, and (3) an option income strategy. The Advisor may hire sub-advisors that focus on other strategies in the future, and not all strategies that may be appropriate will be represented in the Acquiring Fund’s portfolio at all times.

The current sub-advisors, their target asset allocations and stock-picking styles are as follows: Brown Brothers Harriman & Co. (“BBH”), 40%, Credit Value; Guggenheim Partners Investment Management, LLC (“Guggenheim”), 40%, Multi-Credit and Neuberger Berman Investment Advisers LLC (“Neuberger”), 20%, Option Income.

Target Fund iMGP Alternative Strategies Fund	Acquiring Fund iMGP High Income Fund

First Pacific Advisors, LP, 12%, Contrarian Opportunity; Loomis Sayles and Company, LP, 15%, Strategic Alpha Fixed Income and Water Island Capital, LLC, 18%, Arbitrage.

The sub-advisor that manages the opportunistic income strategy allocates investments to fixed income instruments and other investments with no limit on the duration of the portfolio. The sub-advisor may invest in, without limitation, asset-backed securities; domestic and foreign corporate bonds, including high-yield bonds; municipal bonds; bonds or other obligations issued by domestic or foreign governments, including emerging markets countries; real estate investment trust (“REIT”) debt securities; and mortgage related securities. The Advisor defines an emerging market country as any country that is included in the MSCI Emerging Markets Index. When investing in mortgage-related securities, the sub-advisor may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; collateralized mortgage obligations (“CMOs”) issued by domestic or foreign private issuers that represent an interest in or are collateralized by mortgage related securities issued by agencies or instrumentalities of the U.S. Government; commercial mortgage backed securities (“CMBS”); obligations issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage related securities without a government guarantee but typically with some form of private credit enhancement; “interest only” and “principal only” stripped mortgage securities; inverse floating rate securities; and debt or equity tranches of collateralized debt obligations collateralized by mortgage related securities. The sub-advisor may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The sub-advisor will generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the sub-advisor may extend the settlement by entering into “dollar roll” transactions in which the sub-advisor sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date. The sub-advisor also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the Target Fund does not own, to potentially enhance returns or manage risk.

The sub-advisor that manages the credit value strategy primarily invests its segment of the Acquiring Fund in fixed income securities it believes have the potential for excess return. The sub-advisor invests in fixed income securities from a wide variety of sectors, asset-backed securities, commercial mortgage-backed securities, corporate bonds, floating-rate loans and municipal bonds. The sub-advisor expects to invest in structured and corporate securities. The sub-advisor’s emphasizes A/BBB-rated asset backed securities and BBB/BB-rated corporate securities, as these ratings segments have historically offered attractive risk-adjusted returns, along with low default rates. The sub-advisor also invests in U.S. Treasury futures to manage duration of the portfolio, which allows individual security selection to be managed without regard to portfolio duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. Fixed income securities and portfolios with longer durations are subject to more volatility than those with shorter durations. The sub-advisor will not typically own CCC-rated or distressed securities.

The sub-advisor that manages the strategic alpha strategy seeks to achieve positive total returns over a full market cycle with relatively low volatility. The sub-advisor intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies designed to mitigate downside risk. Under normal market

The sub-advisor that manages the multi-credit strategy seeks to preserve invested capital and maximize total return through a combination of current income and capital appreciation. The team invests in a wide range of fixed income and other instruments selected from a variety of credit qualities, and sectors, including, but not limited to, corporate bonds, loans and loan participations, structured finance investments, U.S. government and agency,

Target Fund iMGP Alternative Strategies Fund	Acquiring Fund iMGP High Income Fund

conditions, the sub-advisor may invest (1) up to 75% of the total assets allocated to it in below investment-grade fixed income securities and related derivatives; (2) up to 75% of the total assets allocated to it in investments denominated in non-U.S. currencies and related derivatives, including up to 50% in investments denominated in emerging market currencies and related derivatives; and (3) up to 20% of the total assets allocated to it in equity related securities and derivatives as measured at time of allocation. A “related derivative” of a financial instrument means any derivative whose value is based upon or derived from that financial instrument or a related derivative of that financial instrument. The sub-advisor incorporates systematic and quantitative models into its investment process.

mezzanine and preferred securities and convertible securities. The team seeks opportunities across fixed income market sectors and aims to take advantage of downturns/inefficiencies that occur during times of uncertainty. The multi-credit strategy is flexible and is not constrained by duration, sector, issuer, or credit quality.

The sub-advisor that manages the arbitrage strategy seeks to generate long-term returns of at least mid-single-digits with low correlation to the equity and bond markets and may follow merger arbitrage, convertible arbitrage and capital structure arbitrage strategies. This objective is pursued by investing in equity and debt securities of U.S. and non-U.S. companies that are impacted by corporate events such as mergers, acquisitions, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

The Acquiring Fund does not have a comparable investment strategy.

The sub-advisor that manages the contrarian opportunity strategy focuses on investments that offer absolute rather than relative value. The goal is to provide equity-like returns over longer periods (i.e., five to seven years) while limiting the permanent loss of capital. Attention is directed toward those companies offering the best combination of such quality criteria as strong market share, good management, and high normalized return on capital.

The Acquiring Fund does not have a comparable investment strategy.

The sub-advisor that manages the long-short credit strategy employs a systematic portfolio construction process underpinned by a proprietary, fundamental model of credit risk and valuation. The sub-advisor’s investment process is designed to exploit information gaps between credit and equity markets and other market inefficiencies to identify and capture mispricing at the individual asset level. The portfolio is managed with the intention that the sensitivity of the long portfolio to market-wide credit spread movements will be offset in part by the sensitivities of the short portfolio to such market-wide movements. The sub-advisor may invest in corporate bonds issued by domestic and non-U.S. based companies, U.S. Treasury securities and long (sold protection) single name credit default swaps (CDS), interest rate futures and swaps and foreign exchange forwards (for hedging and currency conversion purposes). The short portfolio may be invested in short (bought protection) single name Credit Default Swap (CDS), short positions in Credit Default Indices (CDX Indices), and short positions in Total Return Swaps (TRS).

The Acquiring Fund does not have a comparable investment strategy.
The sub-advisor that manages the enhanced trend strategy seeks to generate attractive absolute and risk-adjusted	The Acquiring Fund does not have a comparable investment strategy.

Target Fund iMGP Alternative Strategies Fund	Acquiring Fund iMGP High Income Fund

returns over multi-year periods with low average correlation to traditional assets, while providing strong diversification benefits during periods of extended losses for stocks and/or bonds. The sub-advisor may also allocate a portion of the Target Fund’s assets that it manages to a wholly-owned subsidiary of the Target Fund (the “Subsidiary”), which is organized under the laws of the Cayman Islands, is advised by that sub-advisor, and will comply with the Target Fund’s investment objective and investment policies.

The Target Fund does not have a comparable investment strategy.

The sub-advisor that manages the option income strategy writes collateralized put options on both U.S. indices, including the S&P 500® Index and the Russell 2000® Index, and exchange traded funds (“ETFs”). The manager seeks to generate returns through the receipt of option premiums from selling puts, as well as through investments in fixed income instruments, which collectively are intended to reduce volatility relative to the level of volatility the strategy would experience if the Acquiring Fund held the underlying equity index on which the options are written. The portfolio’s investments in fixed income instruments may be of any duration, may include variable and floating rate instruments, and may include U.S. Treasury securities and other securities issued by the U.S. government and its agencies and instrumentalities, debt securities issued by corporations or trust entities, cash and cash equivalents, mortgage-backed securities and asset-backed securities. The manager also may invest in money market mutual funds and ETFs.

Under normal market conditions, the sub-advisor that manages the strategic alpha strategy the sub-advisor may invest up to 75% of the total assets allocated to it in below investment-grade fixed income securities and related derivatives.

The managers may invest without limitation in below investment grade fixed income securities.

The sub-advisor that manages the opportunistic income strategy may invest in bonds or other obligations issued by domestic or foreign governments, including emerging markets countries.

Under normal market conditions, the sub-advisor that manages the strategic alpha strategy may invest up to 75% of the total assets allocated to it in investments denominated in non-U.S. currencies and related derivatives, including up to 50% in investments denominated in emerging market currencies and related derivatives.

The Advisor defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.

Under normal market conditions, the Acquiring Fund does not expect to invest more than 25% of its total assets in emerging market securities.

The Advisor defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.

Comparison of Additional Features of the Target Fund and Acquiring Fund

The table below provides a comparison of certain additional features of the Funds.

	Target Fund iMGP Alternative Strategies Fund	Acquiring Fund iMGP High Income Fund

Investment manager	iM Global Partner Fund Management, LLC

Sub-advisors	Blackstone Credit Systematic Strategies LLC DoubleLine Capital, LP Dynamic Beta investments, LLC First Pacific Advisors, LP Loomis Sayles and Company, LP Water Island Capital, LLC	Brown Brothers Harriman & Co. Guggenheim Partners Investment Management, LLC Neuberger Berman Investment Advisers LLC

Portfolio managers

Blackstone Credit Systematic Strategies LLC

Paul Harrison – Chief Investment Officer and

Portfolio Manager, managed the Target Fund since 2017

Adam Dwinells – Head of Portfolio Management and Portfolio Manager, managed the Target Fund since 2017

DoubleLine Capital, LP

Jeffrey Gundlach – Chief Investment Officer and Portfolio Manager, managed the Target Fund since 2011

Jefferey Sherman, CFA – Deputy Chief Investment Officer and Portfolio Manager, managed the Target Fund since 2017

Dynamic Beta investments, LLC

Andrew Beer – Managing Member and Co-Portfolio Manager, managed the Target Fund since 2022

Mathias Mamou-Mani – Managing Member and Co-Portfolio Manager, managed the Target Fund since 2022

First Pacific Advisors, LP

Steven Romick, CFA– Managing Partner and Portfolio Manager, managed the Target Fund since 2011

Brian Selmo, CFA – Partner, Portfolio Manager and Director of Research, managed the Target Fund since 2011

Mark Landecker, CFA – Partner and Portfolio Manager, managed the Target Fund since 2011

Loomis Sayles and Company, LP

Matthew J. Eagan, CFA– Director and Portfolio Manager, managed the Target Fund since 2011

Todd P. Vandam, CFA – Portfolio Manager, managed the Target Fund since 2011

Brian P. Kennedy – Portfolio Manager, managed the Target Fund since 2011

Water Island Capital, LLC

John Orrico, CFA – Managing Member, Co-Chief Investment Officer and Portfolio Manager, managed the Target Fund since 2011

Roger Foltynowicz, CFA, CAIA, – Portfolio Manager, managed the Target Fund since 2011

Gregg Loprete – Portfolio Manager, managed the Target Fund since 2011

Michael Osowiecki – Portfolio Manager and Co-Chief Investment Officer, managed the Target Fund since 2024

Brown Brothers Harriman & Co.

Andrew P. Hofer – Principal, Portfolio Manager and Head of Taxable Portfolio Management, managed the Acquiring Fund since 2018

Neil Hohman – Partner, Head of Structured Products and Portfolio Manager, portfolio manager of the Acquiring Fund since 2018

Paul Kunz, CFA– Principal, Head of Corporate Credit and Portfolio Manager, managed the Acquiring Fund since 2018

Guggenheim Partners Investment Management, LLC

Anne Walsh, CFA– Chief Investment Officer, Managing Partner and Portfolio Manager, managed the Acquiring Fund since 2018

Steven Brown, CFA– Chief Investment Officer – Fixed Income, Senior Managing Director and Portfolio Manager, managed the Acquiring Fund since 2018

Adam Bloch – Managing Director and Portfolio Manager, managed the Acquiring Fund since 2018

Evan L. Serdensky – Managing Director and Portfolio Manager, managed the Acquiring Fund since 2023

Neuberger Berman Investment Advisers LLC

Derek Devens, CFA– Managing Director and Senior Portfolio Manager, managed the Acquiring Fund since 2018

Rory Ewing– Managing Director and Senior Portfolio Manager, managed the Acquiring Fund since 2021

Eric Zhou – Senior Vice President and Portfolio Manager, managed the Acquiring Fund since 2022

Additional information about the portfolio managers

The Funds’ Statement of Additional Information provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership of securities in the Funds.

Net assets (as of December 31, 2024)	Approximately $[ ]	Approximately $[ ]

Share classes and sales charges and fees	Each Fund offers only Institutional Class shares, which are offered without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 fee.

Management fees

The Advisor receives compensation, calculated daily and paid monthly, from the Target Fund at an annual rate (expressed as a specified percentage of the Fund’s average daily net assets) of 1.225% of the first $2 billion: 1.125% between $2 and $3 billion; 1.075% between $3 and $4 billion and 1.025% in excess of $4 billion in average daily net assets.

For the fiscal year ended December 31, 2024, the Target Fund paid management fees of [ ]% of the Fund’s average daily net assets.

The Advisor receives compensation, calculated daily and paid monthly, from the Acquiring Fund at an annual rate (expressed as a specified percentage of the Fund’s average daily net assets) of 0.85% of the first $1 billion: 0.825% between $1 and $2 billion; 0.80% between $2 and $3 billion; 0.775% between $3 and $4 billion and 0.75% in excess of $4 billion in average daily net assets.

For the fiscal year ended December 31, 2024, the Acquiring Fund paid management fees of [ ]% of the Fund’s average daily net assets.

Fee waiver and expense limitations

The Advisor has contractually agreed, through April 30, 2026, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the Target Fund’s daily net assets retained by the Advisor is 0.50% on the first $2 billion of the Target Fund’s assets, 0.40% of the next $1 billion of the Target Fund’s assets, 0.35% of the next $1 billion of the Target Fund’s assets and 0.30% on assets over $4 billion. This agreement may be terminated at any time by the Board of Trustees upon sixty (60) days’ written notice to the Advisor, and the Advisor may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

The Advisor has contractually agreed to limit the Acquiring Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2026 to an annual rate of 0.98% for the Institutional Class. This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees upon sixty (60) days’ written notice to the Advisor. The Advisor may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, the Advisor may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.

The Advisor has separately contractually agreed through April 30, 2026, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the Acquiring Fund’s daily net assets retained by the Advisor is 0.40% on the first $1 billion of assets, 0.375% on the next $1 billion of assets, 0.35% on the next $1 billion of assets, 0.325% on the next $1 billion of assets and 0.30% on assets in excess of $4 billion. This agreement may be terminated at any time by the Board of Trustees upon sixty (60) days’ written notice to the Advisor, and the Advisor may decline to renew this agreement at its expiration on April 30, 2026 by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this advisory fee waiver agreement.

Operating Expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in “The Funds’ Fees and Expenses” below.

Comparison of Principal Risks of Investing in the Funds

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

You should carefully assess the risks associated with an investment in the Funds.

The Funds pursue identical investment objectives and compatible principal investment strategies and face many of the same principal risks, as described in the following table. Descriptions of each principal risk follow below.

Principal Risk	Target Fund	Acquiring Fund / Combined Fund

Asset-Backed Securities Risk	●	●

Below Investment-Grade Fixed Income Securities Risk	●	●

Capital Structure Arbitrage Risk	●

Collateralized Loan Obligations and Collateralized Debt Obligations Risk	●	●

Collateral Risk		●

Commodities Risk	●

Convertible Arbitrage Risk	●

Convertible Securities Risk	●	●

Corporate Debt Obligations Risk		●

Currency Risk	●	●

Cybersecurity Risk	●	●

Derivatives Risk	●	●

Emerging Markets Risk	●	●

Equity Hedge Strategy Risk	●

Equity Securities Risk	●	●

Event-Driven Risk	●

Fixed Income Securities Risk	●	●

Financial Sector Risk	●	●

Foreign Investment Risk	●	●

Forward Contracts Risk		●

Geopolitical Events Risk	●	●

Investment Company Risk		●

Investment Selection Risk	●	●

Investments in Loans Risk		●

Large Shareholder Purchase and Redemption Risk		●

Leverage Risk	●	●

Liquidity and Valuation Risk	●	●

Managed Futures Strategy Risk	●

Market Risk	●	●

Merger Arbitrage Risk	●

Models and Data Risk	●

Mortgage-Backed Securities Risk	●	●

Multi-Management Risk	●	●

Operational Risk	●	●

Portfolio Turnover Risk	●

Short Sale Risk	●	●

Special Situations Risk	●

Subsidiary Risk	●

Unfavorable Tax Treatment Risk	●	●

Securities Lending Risk	●	●

Description of Principal Risks

The following is a description of the principal risks of investing in each Fund. Even though the Funds share many of the same principal risks, the degree of such risks may vary. In addition, the principal risks of the Funds differ in certain respects, as discussed below.

Both the Acquiring Fund and the Target Fund are subject to the following principal risks.

◾

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

◾

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and therefore have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

◾

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class. Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

◾

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

◾

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by the Fund. Fixed income securities held by the Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

•

Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

•

Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

•

Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

•

Prepayment and Extension Risk. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

◾

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•

Preferred Stock Risk. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

◾

Foreign Investment Risk. This is the risk that an investment in foreign (non-U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

◾

Emerging Markets Risk. This is the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

◾

Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

◾

Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

◾

Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

◾

Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

◾

Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

◾

Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

◾

Multi-Management Risk. Because portions of the Fund are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions that could lead to unintended concentration in certain securities. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses and tax inefficiencies compared to using a single investment manager.

◾

Investment Selection Risk. The sub-advisors’ portfolio managers may select investments that underperform and investors’ Fund shares may decline in value. This risk may be more significant when sub-advisors concentrate their holdings in a limited number of securities as may be the case in the Fund because concentration can magnify the potential for gains and losses from individual securities. This risk may be greater for multi-manager funds compared to funds with a single manager.

◾

Short Sale Risk. This is the risk that the value of a security the Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

◾

Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

◾

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

◾

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or a sub-advisor’s control, including instances at third parties. The Fund, the Advisor and each sub-advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

◾

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases. As a result, the value of the Fund shares may fall.

The Acquiring Fund is subject to the following additional principal risks, which are not principal risks of the Target Fund:

◾

Investments in Loans Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

◾

Collateral Risk. If the Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

◾

Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Fund may be indirectly exposed to such risks associated with corporate debt obligations.

◾

Forward Contracts Risk. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts. To the extent the Fund enters into non-U.S. currency forward contracts with banks, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform such contracts. There have been periods during which certain banks have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the bank is prepared to buy and the price at which it is prepared to sell).

◾

Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, closed-end funds (“CEFs”), business development companies (“BDCs”), unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

◾

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

The Target Fund is subject to the following additional principal risks, which are not principal risks of the Acquiring Fund:

◾	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

◾

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

◾

Special Situations Risk. The Fund may seek to benefit from “special situations,” such as mergers, acquisitions, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers, or other unusual events expected to affect a particular issuer. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value. Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

◾

Event-Driven Risk. Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the Fund to experience investment losses, impacting its shares negatively.

◾	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Target Fund invests may be renegotiated or terminated.

◾

Models and Data Risk. This is the risk that that one or all of the proprietary systematic and quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

◾

Managed Futures Strategy Risk. In seeking to achieve its investment objective, the Fund will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

◾

Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund, through its investment in the Subsidiary, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

◾

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

◾

Equity Hedge Strategy Risk. The Fund uses various investment strategies that seek to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds. These investment strategies involve the use to complex derivatives techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss than investing in individual equity securities. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

◾

Portfolio Turnover Risk. This is the risk that the Target Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of the Target Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period.

The Funds’ Fees and Expenses

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Fund. Unless otherwise noted, the fees and expenses for the Target Fund and Acquiring Fund in the tables appearing below are based on the fees and expenses for the period ended December 31, 2023. The table also shows the pro forma expenses of the Combined Fund after giving effect to the Reorganization based on pro forma net assets as of December 31, 2023. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Target Fund	Acquiring Fund	Combined Fund (Pro Forma)
	Institutional Class	Institutional Class	Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.23%(1)	0.85%(1)	[ ]%
Other Expenses	0.21%	0.53%	[ ]%
Interest and Dividend Expenses	0.01%	0.03%	[ ]%
Total Other Expenses	0.22%	0.56%	[ ]%
Total Annual Fund Operating Expenses	1.45%(1)	1.41%(1)	[ ]%
Fee Waiver and/or Expense Reimbursement	(0.08)%(2)	(0.40)% (1)(3)(4)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%(1)(2)	1.01% (1)(3)	[ ]%

(1)

“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights because the management fees for the Fund were reduced effective April 29, 2024 and were not in effect for the previous fiscal year.

(2)

iM Global Partner Fund Management, LLC, the advisor to the Target Fund (the “Advisor”), has contractually agreed, through April 30, 2026 to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the Target Fund’s daily net assets retained by the Advisor is 0.50% on the first $2 billion of the Target Fund’s assets, 0.40% of the next $1 billion of the Target Fund’s assets, 0.35% of the next $1 billion of the Target Fund’s assets and 0.30% on assets over $4 billion. This agreement may be terminated at any time by the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to the Advisor, and the Advisor may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

(3)

The Advisor has contractually agreed to limit the Acquiring Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2026 to an annual rate of 0.98% for the Institutional Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of the Trust upon sixty (60) days’ written notice to the Advisor. The Advisor may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, the Advisor may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.

(4)

The Advisor has separately contractually agreed through April 30, 2026, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the Acquiring Fund’s daily net assets retained by the Advisor is 0.40% on the first $1 billion of assets, 0.375% on the next $1 billion of assets, 0.35% on the next $1 billion of assets, 0.325% on the next $1 billion of assets and 0.30% on assets in excess of $4 billion. This agreement may be terminated at any time by the Board of the Trust upon sixty (60) days’ written notice to the Advisor, and the Advisor may decline to renew this agreement at its expiration on April 30, 2026 by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this advisory fee waiver agreement.

Examples

The hypothetical example below helps you compare the cost of investing in each Fund. The example assumes that:

•	you invest $10,000 in each Fund;
•	you reinvest all dividends and distributions without a sales charge;
•	you hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;
•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of a Fund’s future performance); and
•	each Fund’s operating expenses remain the same except that fee waivers and/or expense reimbursements are reflected for the period shown in the table.

Costs are the same whether you redeem at the end of the period or not. Pro forma expenses are included assuming the consummation of the Reorganization of the Target Fund. The example is for comparison purposes only and is not a representation of any Fund’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

Number of Years You Own Your Shares	Target Fund	Acquiring Fund	Combined Fund (Pro Forma)

Institutional Class
Year 1	$139	$103	$[ ]
Year 3	$448	$393	$[ ]
Year 5	$782	$720	$[ ]
Year 10	$1,726	$1,644	$[ ]

The Funds’ Past Performance

The bar charts and tables below provide some indication of the risks of investing in the Funds by showing you how the performance of the Target Fund’s Institutional Class shares, and the Acquiring Fund’s Institutional Class shares, has varied from year to year, and how the average total returns of the Fund’s shares for different periods compare to the returns of a broad measure of market performance.

Absent any applicable limitation of or cap on a Fund’s expenses, performance would have been lower. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Following the Reorganization, the Acquiring Fund will be the surviving fund for accounting and performance purposes.

Updated performance information of each Fund is available at no charge by calling the Funds’ toll-free number: at 1-800-960-0188 or by visiting the Funds’ website at https://imgpfunds.com/.

Target Fund (iMGP Alternative Strategies Fund)

Annual Total Returns (calendar years ended December 31) – Institutional Class

[To be updated by printer.]

	Quarter Ended	Return
Best Quarter:	June 30, 2020	7.64%
Worst Quarter:	March 31, 2020	-9.36%

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Class
Return before taxes	5.91%	2.80%	2.58%
Return after taxes on distributions	4.30%	1.28%	1.24%
Return after taxes on distributions and sale of fund shares	3.52%	1.59%	1.45%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
ICE BofAML U.S. 3-Month Treasury Index (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.25%
Morningstar Multistrategy Category (reflects no deduction for fees, expenses or taxes)	6.51%	3.76%	2.35%

Acquiring Fund (iMGP High Income Fund)

Annual Total Returns (calendar years ended December 31) – Institutional Class

[To be updated by printer.]

	Quarter Ended	Return
Best Quarter:	June 30, 2020	10.14%
Worst Quarter:	March 31, 2020	-13.79%

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Fund Inception (9/28/2018)
Institutional Class
Return before taxes	12.32%	4.97%	4.10%
Return after taxes on distributions	9.45%	2.97%	2.16%
Return after taxes on distributions and sale of fund shares	7.22%	2.96%	2.31%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.36%
ICE BofAML U.S. High Yield TR USD Index (reflects no deduction for fees, expenses or taxes)	13.46%	5.21%	4.01%

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Fund’s performance. During the Target Fund’s most recent fiscal year ended December 31, 2023, the Fund’s turnover rate was 100.76% of the average value of the Target Fund. During the Acquiring Fund’s most recent fiscal year ended December 31, 2023, the Fund’s turnover rate was 38.78% of the average value of the Acquiring Fund.

Reasons for the Reorganization

At a meeting held on December 4, 2024, the Board of the Target Fund, including its Independent Trustees, unanimously determined that the Reorganization is in the best interests of the Target Fund and will not dilute the interests of the existing shareholders of the Target Fund. The same Board oversees the Acquiring Fund, and both the full Board and the Independent Trustees also unanimously determined that the Reorganization is in the best interests of the Acquiring Fund and will not dilute the interests of the existing shareholders of the Acquiring Fund. In determining whether to approve the Reorganization, the Trustees considered the potential impact of the Reorganization on the Funds’ shareholders and a variety of considerations that they believed to be relevant in light of information provided to them by the Advisor and legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Trustees based their determinations on the considerations set forth below, among others, although they did not identify any consideration or particular item of information that was controlling of their determinations and each Trustee may have attributed different weights to the various factors.

General Considerations

•

The Trustees considered that the Target Fund has experienced large outflows of assets in 2023 and 2024, equating to 38% of the Target Fund’s beginning total net assets in 2023 and 40% of the Target Fund’s beginning net assets in 2024. The Advisor believes that the combination of the Target Fund’s relative and absolute underperformance, investment strategy complexity and a relatively high expense ratio compared to the overall trend in the mutual fund industry make it unlikely that shareholders will return to the Target Fund.

•

The Trustees considered that the Advisor has evaluated alternatives to the Reorganization, including liquidation of the Target Fund, but concluded that the Reorganization represented the best outcome for Target Fund shareholders.

•

The Trustees considered that the Advisor believes that the larger combined asset base resulting from the Reorganization will allow the Advisor to broaden the distribution of the Acquiring Fund to independent broker dealer and select wire-house platforms, as well as make the Acquiring Fund eligible for more searches from consultants and large registered investment advisors.

Fees and Expenses

•

The Trustees assessed the information that was provided in advance of the meeting of the Trustees regarding fees and expenses for the Funds involved in the Reorganization, as well as projected expense ratios of the Acquiring Fund following the Reorganization.

•	The Trustees considered that following the Reorganization, the Combined Fund’s net operating expense ratio would be lower than that of the Target Fund.

•

The Trustees considered that the Advisor has contractually agreed to waive fees and/or reimburse expenses of each Fund to the extent that the total expenses of the Acquiring Fund exceed certain operating levels. The Trustees noted that these expense limitation for the Acquiring Fund would run through April 30, 2026.

•

The Trustees considered that the costs of the Reorganization would be borne equally by the Target Fund and the Acquiring Fund. The Trustees noted that the shareholders of the Target Fund and Acquiring Fund could reasonably expect to benefit from the Combined Fund’s lower net operating expenses.

Investment Performance

•	The Trustees considered the relative and absolute investment performance of the Funds.

•

The Trustees considered that the Acquiring Fund was consistently ranked in the top quintile of its Morningstar category for the year-to-date and trailing one-, three- and five-year periods and the top decile over five years, as of September 30, 2024. The Trustees also noted that the Target Fund was ranked just below the top quartile for the year-to-date period and in the top quintile for the trailing one-year period, but in the bottom quartile over the trailing three-year period and in the third quartile over the trailing five years compared to its Morningstar category, for the period ended September 30, 2024.

Tax Consequences

•

The Trustees considered that the Reorganization is generally not expected to result in the recognition of gain or loss for U.S. federal income tax purposes by the Acquiring Fund shareholders, by the Target Fund shareholders, the Acquiring Fund or the Target Fund.

•

The Trustees considered the potential tax consequences to shareholders of the Target Fund and the Acquiring Fund as a result of anticipated portfolio repositioning in connection with the Reorganization.

Investment Objective and Investment Strategies

•

The Trustees considered the investment objectives and strategies of the Acquiring Fund and their compatibility with those of the Target Fund. The Trustees took into consideration that the Target Fund and the Acquiring Fund have identical investment objectives and compatible investment strategies. The Trustees noted that the Acquiring Fund has some principal investment risks that are similar to those of the Target Fund and other principal risks that are different.

Alternatives to the Reorganization

•

The Trustees considered possible alternatives to the Reorganization, including the potential liquidation of the Target Fund, which would result in tax consequences to Target Fund shareholders that are avoided in the Reorganization.

Other Considerations

•	The Trustees considered the terms and conditions of the form of Agreement and Plan of Reorganization.

•	The Trustees took into consideration the fact that the Target Fund and Acquiring Fund have the same valuation policies and procedures and that the Reorganization would be consummated at NAV.

CAPITALIZATION

The following table sets forth the capitalization of the Target Fund and the Acquiring Fund as of [      , 2025] and the pro forma capitalization of the Combined Fund as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the fund securities of both Funds between [     , 2025] and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

	Target Fund iMGP Alternative Strategies Fund	Acquiring Fund iMGP High Income Fund	Pro Forma Adjustments		Combined Fund (Pro Forma)
Net Assets
Institutional Class				(a)

Shares
Institutional Class				(b)

NAV
Institutional Class				(c)

(a) To adjust Net Assets of the Pro Forma Fund to account for the estimated portion of the costs of the Reorganization that the Target Fund and the Acquiring Fund will bear.

(b) To adjust Shares Outstanding of the Pro Forma Fund based on combining the Target Fund at the Acquiring Fund’s net asset value.

(c) To adjust Net Asset Value of the Pro Forma Fund based on combining the Target Fund at the Acquiring Fund’s net asset value.

It is impossible to predict with any certainty how many shares of the Acquiring Fund will actually be received and distributed by the Target Fund on the Closing Date. The foregoing table should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections below.

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATION

Tax Capital Loss Carryforwards

Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses to offset its capital gains recognized in future years.

As of December 31, 2024, the Funds had the following unused capital loss carryforwards:

Fund	Total
iMGP Alternative Strategies Fund	[$ ]
iMGP High Income Fund	[$ ]

As of the Closing Date, each Fund may have net realized capital gains or losses and may also have net unrealized gains or losses.

The Reorganization may result in a number of different limitations on the combined Fund’s ability, following the Reorganization, to use realized and unrealized losses of the Target and Acquiring Funds. In the taxable year of the Acquiring Fund in which the Reorganization occurs, the Acquiring Fund will be able to use capital loss carryforwards of the Target Fund (including from the Target Fund’s short taxable year ending on the Closing Date), subject to the additional limitations described below, to offset only a prorated portion of the Acquiring Fund’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

If shareholders of the Target Fund own less than 50% of the Acquiring Fund immediately after the Reorganization, the Reorganization may result in limitations on the Combined Fund’s ability, following the Reorganization, to use any capital loss carryforwards of the Target Fund (including carryforwards generated in the tax year of the Target Fund ending on the date of the Reorganization) and potentially on the Combined Fund’s ability to use unrealized capital losses inherent in the tax basis of the assets of the Target Fund acquired in the Reorganization. Those limitations are imposed on an annual basis. Capital losses in excess of this limitation may be carried forward indefinitely, subject to any other applicable limitations. The annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Target Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the Internal Revenue Service (“IRS”) and in effect at the time of the Reorganization. This limitation may be prorated in the taxable year of the Acquiring Fund in which the Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Under certain circumstances, the Reorganization may result in limitations on the Acquiring Fund’s ability, in the post-Reorganization period, to use a portion of any capital loss carryforward of the Acquiring Fund itself from years ended prior to the Closing Date and/or generated in its tax year that includes the Reorganization, and potentially on the Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of its assets. Those limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Acquiring Fund and the “long-term tax-exempt rate,” as published by the IRS.

If the Acquiring Fund or the Target Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the Combined Fund may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund involved in the Reorganization. This limitation will generally apply if the Acquiring Fund’s or the Target Fund’s unrealized capital gains as of the date of the Reorganization are greater than either $10,000,000 or 15% of the value of its assets, subject to certain adjustments.

As a result of the Reorganization, losses and loss carryforwards will benefit the shareholders of the Combined Fund, rather than only the shareholders of the Fund that incurred them. Even if a particular limitation described above would not be triggered solely by the Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the Target Fund or Acquiring Fund (including, potentially, another reorganization). By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, than they otherwise would have if the Reorganization did not occur.

Since the Reorganization is not expected to close until the close of business on March [ ], 2025, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the completion of the Reorganization. Further, the ability of each Fund to use losses (even in the absence of the Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains.

PORTFOLIO SECURITIES

If the Reorganization is effected, the Advisor will analyze and evaluate the portfolio securities of the Target Fund being transferred to the Acquiring Fund. Consistent with the Acquiring Fund’s investment objective and investment strategies and policies, any restrictions imposed by the Code and in the best interests of the Acquiring Fund’s shareholders (including former shareholders of the Target Fund), the Advisor will determine the extent to which the portfolio securities of the Target Fund will be maintained by the Fund.

The Advisor estimates that the Target Fund will incur the following transaction costs associated with the Reorganization, as measured in terms total expenses and as a percentage of the Target Fund’s average net assets as of December 31, 2024. The Advisor has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[ ] equal to approximately 0.[ ]% of the Target Fund’s assets or, based on shares outstanding as of December 31, 2024, $0.[ ] per share. These costs will be borne by the Target Fund and indirectly by the Target Fund’s shareholders (including Target Fund shareholders who receive shares of the Acquiring Fund in the Reorganization). Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities by the Target Fund may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific securities being sold, the Target Fund’s other gains and losses, and the Target Fund’s ability to use any available tax loss carryforwards. The shareholders of the Target Fund would bear the associated costs with the repositioning. [The disposition of securities in connection with the Reorganization is not expected to result in any capital gains to the Target Fund. It is expected that any such capital gains will be offset by available tax capital loss carryforwards, and, accordingly, no material distribution to shareholders is anticipated to result from the disposition of securities.] The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific securities being sold, other capital gains and losses that may be recognized and the Target Fund’s ability to use any available tax loss carryforwards.

It is possible that there may be dispositions of some of the portfolio securities of the Target Fund following the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities by the Combined Fund may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific securities being sold, the selling Fund’s other gains and losses, and the Combined Fund’s ability to use any available tax loss carryforwards. The shareholders of the Combined Fund would bear the associated costs with the repositioning. The disposition of securities in connection with the Reorganization is not expected to result in any capital gains to the Combined Fund. It is expected that any such capital gains will be offset by available tax capital loss carryforwards, and, accordingly, no material distribution to shareholders is anticipated to result from the disposition of securities. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific securities being sold, other capital gains and losses that may be recognized and the Combined Fund’s ability to use any available tax loss carryforwards.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

•	The Reorganization is scheduled to occur as of the close of business on March [ ], 2025, but may occur on such other date as the parties may agree (the “Closing Date”).

•

On the Closing Date of the Reorganization, the Target Fund will transfer all of its property and assets to the Acquiring Fund. In exchange, the Acquiring Fund will assume all of the liabilities of the Target Fund and issue shares, as described below.

•

The Acquiring Fund will issue a number of its Institutional Class shares, to the Target Fund having an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s Institutional Class shares.

•

Institutional Class shares of the Acquiring Fund will then be distributed on the Closing Date to the Target Fund’s shareholders in complete liquidation of the Target Fund in proportion to the relative net asset values of their holdings of Institutional Class shares of the Target Fund. Therefore, on the Closing Date, upon completion of the Reorganization, each Target Fund shareholder will hold Institutional Class shares of the Acquiring Fund having the same aggregate net asset value as, the Target Fund shares held by that shareholder immediately prior to the Reorganization. The net asset value attributable to the Institutional Class shares of the Target Fund will be determined using the Target Fund’s valuation policies and procedures and the net asset value attributable to a class of Institutional Class shares of the Acquiring Fund will be determined using the Acquiring Fund’s valuation policies and procedures. The assets of Target Fund and the Acquiring Fund are valued using the same valuation policies and procedures.

•	After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will be liquidated and dissolved.

•

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. Following the Reorganization, shareholders of the Target Fund will be subject to the fees and expenses of the Acquiring Fund.

•

Following the Reorganization, the Advisor will continue to act as investment manager to the Acquiring Fund and Brown Brothers Harriman & Co., Guggenheim Partners Investment Management, LLC and Neuberger Berman Investment Advisers LLC will continue to serve as sub-advisors to the Acquiring Fund.

•

The exchange of Target Fund shares for Acquiring Fund shares in the Reorganization is not expected to result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. The Reorganization generally will not result in the recognition of gain or loss for federal income tax purposes by the Target Fund or Acquiring Fund.

Agreement and Plan of Reorganization

The Reorganization will be undertaken pursuant to the Plan substantially in the form attached as Appendix A to this Information Statement/Prospectus, which is incorporated herein by this reference. The description of the Plan contained herein, which includes the material provisions of the Plan, is qualified in its entirety by the attached copy.

Determination of Net Asset Value. In the Reorganization, the Acquiring Fund will deliver to the Target Fund a number of full and fractional Acquiring Fund Institutional Class shares with an aggregate net asset value equal to the net asset value of the Target Fund attributable to the of the Target Fund’s Institutional Class shares. The net asset value per Institutional Class share of the Acquiring Fund shall be computed using the Acquiring Fund’s valuation procedures and the net asset value per Institutional Class share of the Target Fund shall be computed using the Target Fund’s valuation policies and procedures. The number of full and fractional Acquiring Fund shares shall be determined by dividing the value of the Target Fund’s net assets by the net asset value of one share of the corresponding class of the Acquiring Fund’s shares (see Section 2.1 of the form of Plan attached as Appendix A).

Conditions to Closing the Reorganization. The obligation of each Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including each Fund’s performance of all its obligations under the Plan, the receipt of certain documents and financial statements from the Target Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 7 and 8 of the form of Plan attached as Appendix A).

The obligations of each Fund are subject to the receipt of a favorable opinion of Paul Hastings LLP as to the United States federal income tax consequences of the Reorganization (see Section 9.4 of the form of Plan attached as Appendix A).

Termination of the Plan. The Board may terminate the Plan at any time before the Closing Date, if the Board believes that proceeding with the Plan is inadvisable with respect to the Target Fund or Acquiring Fund, respectively. Any such termination will be effective when communicated to the other party (see Section 12 of the form of Plan attached as Appendix A).

Expenses of the Reorganization. It is anticipated that the total cost of the Reorganization will be approximately $50,000. The associated costs of the Reorganization will be shared equally by the Target Fund and the Acquiring Fund. The expenses incurred in connection with the Reorganization will be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent a Fund from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on the Target Fund or the Acquiring Fund or on shareholders of the Target Fund or Acquiring Fund (see Section 10.1 of the form of Plan attached as Appendix A).

In addition to the foregoing, the Advisor estimates that the Target Fund will incur the following transaction costs associated with the Reorganization, as measured in terms total expenses and as a percentage of the Target Fund’s average net assets as of December 31, 2024. The Advisor has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[ ] equal to approximately 0.[ ]% of the Target Fund’s assets or, based on shares outstanding as of December 31, 2024, $0.[ ] per share. These costs will be borne by the Target Fund and indirectly by the Target Fund’s shareholders (including Target Fund shareholders who receive shares of the Acquiring Fund in the Reorganization).

TAX STATUS OF THE REORGANIZATION

The Reorganization is conditioned upon the receipt by the Target Fund and the Acquiring Fund of an opinion from Paul Hastings LLP, counsel to the Funds, substantially to the effect that, for federal income tax purposes:

•

The transfer of all the Target Fund’s assets to the Acquiring Fund in exchange solely for (a) the issuance of the Acquiring Fund shares to the Target Fund and (b) the assumption of the Target Fund’s liabilities by the Acquiring Fund, followed by the distribution of the Acquiring Fund shares to the Target Fund shareholders in complete liquidation of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

No gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund as part of the Reorganization;

•

The tax basis in the hands of the Acquiring Fund of the assets of the Target Fund transferred in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Fund immediately before the transfer of the assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer;

•

The holding period in the hands of the Acquiring Fund of each asset of the Target Fund transferred in the Reorganization, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the asset was held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

•

No gain or loss will be recognized by the Target Fund upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, or upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation of the Target Fund, except for (1) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (2) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (3) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon transfer of an asset regardless of whether the transfer would otherwise be a non-recognition transaction under the Code;

•	No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their shares of the Target Fund solely for shares of the Acquiring Fund as part of the Reorganization;

•

The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Target Fund in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund surrendered in exchange therefor; and

•

Each Target Fund shareholder’s holding period for his or her Acquiring Fund shares received in the Reorganization will include the holding period for the shares of the Target Fund exchanged therefor, provided that the shareholder held the Target Fund shares as capital assets on the date of the exchange.

In rendering such opinion, counsel will rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the Target Fund and Acquiring Fund.

No tax ruling has been or will be received from the IRS in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Prior to the Reorganization, the Target Fund will declare and pay a dividend, which, together with all previous dividends for the taxable year, is intended to have the effect of distributing to the Target Fund shareholders all of the Target Fund’s net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, and all of its net tax-exempt income, if any, for the taxable year ending on the Closing Date. The amount of such distribution to the shareholders of the Target Fund is estimated as of December 31, 2024, to be as set forth in the table below. Any amount actually distributed to the Target Fund’s shareholders immediately prior to the Reorganization may be higher or lower than the estimated amount set forth in the table below. Any such distribution generally will be taxable to the Target Fund shareholders.

Target Fund	Expected Distribution Amount (per Share)
iMGP Alternative Strategies Fund	$0

The foregoing discussion is very general. The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. This discussion does not address any state, local or foreign or non-income tax consequences of the Reorganization. You should consult your tax adviser for the particular tax consequences to you of the applicable transaction, including the applicability of any state, local or foreign tax laws.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

Each Fund has adopted certain fundamental investment policies that may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. Under the 1940 Act, the vote of a majority of the outstanding voting securities of a Fund means the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Fund. The following table lists the fundamental investment policies for the Target Fund and the Acquiring Fund. The Target Fund and Acquiring Fund have the same fundamental investment policies, except for certain differences with respect to investments in commodities, as described in the table below. For a more complete discussion of a Fund’s other investment policies and fundamental and non-fundamental investment restrictions, please see the Fund’s statement of additional information.

	Target Fund	Acquiring Fund
Diversification		The Fund is diversified i.e., as to 75% of the value of its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) a Fund may not purchase more than 10% of the outstanding voting securities of an issuer. The Fund’s investment objective is also fundamental.
Senior Securities		The Fund may not issue senior securities, except as otherwise permitted by its fundamental policy on borrowing.
Borrowing		The Fund may not borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act) in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) engage in transactions in mortgage dollar rolls and reverse repurchase agreements, make leveraged investments, and engage in other transactions that may entail the use of leverage.
Use of Margin		The Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.
Act as an Underwriter		The Fund may not act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).
Concentration of Investments		The Fund may not invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities).
Real Estate		The Fund may not purchase or sell real estate or interests in real estate, except that (i) the Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein; and (ii) the Fund may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).
Commodities

The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Target Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

The Fund may not purchase or sell commodities or commodity futures contracts, except that the Acquiring Fund may purchase and sell stock index futures contracts and currency and financial futures contracts and related options in accordance with any rules of the CFTC.
Loans		The Fund may not make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).
Investing for Control or Management		The Fund may not make investments for the purpose of exercising control or management.

Non-Fundamental Policies

The Target Fund and the Acquiring Fund have adopted the following non-fundamental policies, which may be changed by the Board of the Trust without shareholder approval.

1. Investments in Other Investment Companies

Each Fund may not invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal law. (Generally, the 1940 Act prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.)

2. Illiquid Securities

Each Fund may not invest more than 15% of its net assets in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities that are determined by a Sub-Advisor, pursuant to procedures adopted by the Board, to be liquid).

SHAREHOLDER SERVICES

The shareholder services available to shareholders of the Target Fund and the Acquiring Fund are identical. For information on buying, redeeming and exchanging shares of the Acquiring Fund, as well as information on dividends, distributions and taxes, please refer to the Acquiring Fund’s prospectus dated April  29, 2024, which is incorporated herein by reference.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

Investment Manager

The Fund is managed by iM Global Partner Fund Management, LLC (“iMGPFM” or the “Advisor”), 2301 Rosecrans Avenue, Suite 2150, El Segundo, California 90245. The Advisor is an affiliate of iM Global Partner US LLC (“iMGPUS”). Pursuant to a shared services agreement, advisory personnel of iMGPUS provide certain services to the Acquiring Fund. As of December 31, 2024, the Advisor and its affiliates, which provide a variety of investment management and investment advisory services, had approximately $[ ] billion in assets under management or committed to management (of which $[ ] billion related specifically to the Advisor).

The Advisor has overall responsibility for assets under management, recommends the selection of a manager as a sub-advisor of the Fund (a “manager” or “sub-advisor”) to the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”), evaluates the performance of the manager, monitors changes at the manager’s organizations that may impact their abilities to deliver superior future performance, determines when to rebalance the manager’s assets and the amount of cash equivalents (if any) that may be held in addition to cash in the manager’s portfolio, coordinates with the manager with respect to diversification and tax issues and oversees the operational aspects of the Acquiring Fund.

The Acquiring Fund’s Statement of Additional Information provides additional information about the compensation of each portfolio manager at the sub-advisor, other accounts managed by each portfolio manager, and each such portfolio manager’s ownership of securities of the Fund.

Temporary Defensive Positions: Under adverse market conditions or for temporary defensive purposes, a substantial part of the Fund’s total assets may be invested in cash or short-term, high-quality debt securities. To the extent that the Acquiring Fund assumes a temporary defensive position, it may not achieve its investment objective during that time. Defensive positions may be initiated by the individual portfolio managers or by the Advisor.

Multi-Manager Exemptive Order: The Trust and the Advisor have obtained an exemptive order from the SEC that permits the Advisor, subject to certain conditions, to hire, terminate and replace sub-advisors with the approval of the Board only and without shareholder approval. Within 60 days of the hiring of any new sub-advisor or the implementation of any proposed material change in a sub-advisory agreement with an existing sub-advisor, shareholders will be furnished information about the new sub-advisor or sub-advisory agreement that would be included in a proxy statement. The order also permits the Acquiring Fund to disclose sub-advisory fees only in the aggregate in its registration statement. Pursuant to the order, shareholder approval is required before the Advisor enters into any sub-advisory agreement with a sub-advisor that is affiliated with the Acquiring Fund or the Advisor.

A discussion regarding the basis of the Board’s most recent renewal of the Acquiring Fund’s investment management agreement with the Advisor is available in the Acquiring Fund’s semi-annual report for the period ended June 30, 2024.

Sub-Advisors

Credit Value Strategy

Andrew P. Hofer

Neil Hohmann

Paul Kunz, CFA

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Andrew Hofer, Neil Hohmann and Paul Kunz are the portfolio managers primarily responsible for the credit value strategy (the “Credit Value Strategy”), which is the segment of the Acquiring Fund’s assets managed by Brown Brothers Harriman & Co. (“BBH”) through its separately identifiable department known as the BBH Mutual Fund Advisory Department. Hofer is Head of Taxable Fixed Income for Investment Management. Since joining BBH in 1998, Hofer has held a variety of roles within Investment Management, including the Head of Insurance Asset Management, Chief Operating Officer, and Head of Risk Management. Hofer spent the first ten years of his career as a generalist banker and financial institutions specialist. Hofer holds a B.A. degree in East Asian studies from Yale, and an MIA (Master of International Affairs) from Columbia University. He is currently a Trustee of The Town School in New York City. Hofer previously served as Chairman of Learning Ally, a not-for-profit corporation that serves students with visual and reading challenges, as well as their families and schools. Hohmann is Head of Structured Products and a portfolio manager for Investment Management. In this role, he supervises security selection in asset-backed securities, commercial and agency mortgage-backed securities, and financial institution credit. Prior to joining BBH in 2006, Hohmann was a director of structured products and a director of research at various firms. He is an active member of BBH’s Market Risk Oversight Committee. Hohmann received a Bachelor of Economics with Distinction from Yale University where he graduated magna cum laude. He also earned a PhD in Economics from the University of Chicago. He is a past President and serves on the Council of the Yale Club of New York City. He also serves on the Board of the Yale Alumni Fund and is a co-founder of the YaleFin alumni group for finance professionals. As the Head of Corporate Credit and a portfolio manager, Kunz is responsible for the oversight of corporate fixed income portfolios encompassing both investment grade and high yield credit, including managing the research efforts of the credit analyst team. He has been a member of the portfolio management team since joining BBH in 2013. Kunz has worked in the investment industry since 1998 and has extensive experience in high yield bonds, leveraged loans, and distressed credit. He began his professional career as an in-house attorney for financial services institutions. Kunz received a B.S. in finance from Villanova University, a J.D. from St. John’s University School of Law, an LLM in corporate law from New York University School of Law. He is also a CFA® charterholder.

BBH seeks to achieve the Acquiring Fund’s investment objective by investing its segment of the Acquiring Fund in fixed-income securities it believes to have the potential for excess return. BBH’s investment strategy will be to invest in fixed income securities from a wide variety of sectors, including asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), corporate bonds, floating-rate loans and municipal bonds. BBH expects to invest its segment of the Acquiring Fund in structured and corporate securities. BBH’s emphasis is on A/ BBB-rated asset backed securities and BBB/BB-rated corporate securities, as these ratings segments have historically offered attractive risk-adjusted returns, along with low default rates. BBH will also invest in U.S. Treasury futures to manage duration of the portfolio, which allows individual security selection to be managed without regard to portfolio duration. BBH will not typically purchase CCC rated or distressed securities for the Acquiring Fund. BBH considers investments based on a bottom-up assessment of opportunities and the risk/return potential of the yield curve. The investment strategy’s duration is flexible and BBH seeks to maintain a duration that is consistent with positive returns over longer time periods. BBH will consider the macroeconomic environment from the perspective of risk-management through economic cycles. BBH’s valuation process starts with the concept that credit spreads revert to the mean and that spread deviations relative to a long-term average indicate potential spread compression or spread widening. BBH applies this valuation framework to all economic sectors by credit rating and maturity. BBH’s investment process is based on fundamental credit research. BBH identifies fixed income securities for potential purchase for the portfolio based on four fundamental criteria: a durable operating model, effective management, attractive/ appropriate structure, and transparency. A durable credit is one where the BBH believes an issuer’s revenue stream and its financial structure can withstand a wide range of economic and regulatory scenarios. When assessing management, BBH looks for issuers with a long, proven track record of execution (especially through a downturn), commitment to capital markets access, and incentives that are aligned with creditors’ interests. With regard to appropriate bond structures, BBH requires the level and variability of an issuer’s revenues to comfortably support ongoing operations and the capital structure. BBH’s assumption of credit risk is valuation driven. When valuing securities/credits, and assessing an attractive margin of safety, BBH applies the same valuation approach across all sectors (ABS, CMBS, corporate credit, and municipal bonds). BBH seeks to buy securities at discounted valuations, inclusive of a sufficient margin of safety, that are created by excess short-term price volatility. BBH makes investments when it believes a security’s potential excess return more than compensates the fund for default risk, liquidity risk, and the embedded optionality of a bond. BBH may sell securities for several reasons including to adjust the portfolio’s average maturity, move into more attractively valued securities, take gains, the investment thesis changed, or to meet redemption requests.

Multi Credit Strategy

Anne Walsh, CFA

Steven Brown, CFA

Adam Bloch

Evan Serdensky

Guggenheim Partners Investment Management, LLC

100 Wilshire Boulevard, 5th Floor

Santa Monica, CA 90401

Anne Walsh, Steven Brown, Adam Bloch and Evan Serdensky are the co-portfolio managers responsible for the multi credit strategy (the “Multi Credit Strategy”), which is the segment of the Acquiring Fund’s assets managed by Guggenheim Partners Investment Management, LLC (“Guggenheim”). Walsh is the Chief Investment Officer at Guggenheim Investments, the global asset management business of Guggenheim Partners, where she is responsible for meeting the investment needs of the firm’s fixed-income clients, including insurance companies, corporate and public pension funds, sovereign wealth funds, endowments and foundations, consultants, wealth managers, and high-net-worth investors. In her role she oversees all elements of portfolio design, strategy, sector allocation, and risk management of portfolios, as well as conveying Guggenheim’s macroeconomic outlook to portfolio managers and sector specialists. Walsh is also a Managing Partner of Guggenheim Partners Investment Management. Walsh has over 36 years of experience in investment management, and her specialization in liability-driven portfolio management derives from her deep background in insurance asset management. Before joining Guggenheim in 2007 she served as chief investment officer at Reinsurance Group of America, and as vice president and senior investment consultant at Zurich Scudder Investments. Walsh also served in senior investment roles at Lincoln Investment Management and American Bankers Insurance Group. Walsh holds a BSBA and MBA from Auburn University and a JD from the University of Miami School of Law. She has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute. Brown is Chief Investment Officer, Fixed Income, Senior Managing Director at Guggenheim Investments, and a Portfolio Manager for Guggenheim’s Active Fixed Income and Total Return mandates. Brown works with the Chief Investment Officer and other members of the Portfolio Management team, as well as the Macroeconomic and Investment Research Group, Sector teams, and the Portfolio Construction Group, to develop and execute portfolio strategy to meet individual clients’ objectives. Brown was initially assigned to Guggenheim’s asset-backed securities group in 2010 before joining the Portfolio Management team in 2012. Prior to joining Guggenheim, Brown held roles within structured products at ABN AMRO and Bank of America in Chicago and London. Brown earned a Bachelor of Science in Finance from Indiana University’s Kelley School of Business. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute. Bloch joined Guggenheim in 2012 and is a portfolio manager for Guggenheim’s Active Fixed Income and Total Return mandates. Bloch works with the Chief Investment Officers and other portfolio managers to develop portfolio strategy in line with the firm’s views. He oversees strategy implementation, working with research analysts and traders to generate trade ideas, hedge portfolios, and manage day-to-day risk. Prior to joining Guggenheim, he worked in Leveraged Finance at Bank of America Merrill Lynch in New York where he structured high-yield bonds and leveraged loans for leveraged buyouts, restructurings, and corporate refinancings across multiple industries. Bloch graduated with a Bachelor’s degree from the University of Pennsylvania. Serdensky joined Guggenheim in 2018 and is a Portfolio Manager for Guggenheim’s Active Fixed Income and Total Return mandates. Previously, Serdensky was a trader on the Investment Grade Corporate team at Guggenheim Investments, where he was responsible for identifying and executing investment opportunities across corporate securities. Prior to joining Guggenheim, Serdensky was a Vice President and Portfolio Manager at BlackRock, responsible for actively managing High Yield and Multi-Sector Credit portfolios. Serdensky started his career at PIMCO supporting Total Return and Alternative strategies. Serdensky completed his B.S. in Finance from the University of Maryland and earned his M.S. in Finance from the Washington University in St. Louis.

The managers of the Multi-Credit Strategy seek to maximize total return through a combination of current income and capital appreciation. The team seeks to achieve its investment objective by investing in a wide range of fixed-income assets selected from a variety of credit sectors including, but not limited to, corporates, structured credit, U.S. government and agency, municipals, and other credit sectors. The investments can be across the capital structure including but not limited to senior secured, unsecured, second lien, other mezzanine including preferred, and equity. The strategy seeks opportunities across fixed-income market sectors, especially in non-index-eligible securities. In addition, the team may invest in derivatives or other asset classes to meet its investment objective. The strategy is flexible and is not constrained by duration, sector, issuer, or credit quality. As such, the strategy does not target any specific benchmark exposure to sectors, security weightings, and credit quality.

Guggenheim believes that an emphasis on capital preservation, while capturing attractive yields and a sustainable income component, is the surest path to superior long-term investment results. The firm strongly believes that fixed-income markets are inefficient, and as a result Guggenheim focuses on bottom-up, fundamental research to identify securities with attractive relative value, where prices do not accurately reflect a security’s intrinsic value for a given risk profile. In-house macroeconomic views serve as a “roadmap” to inform and guide portfolio construction considerations such as duration and credit quality, as well as sector weightings.

Credit selection is conducted by a deep team of sector and security analysts. The focus is on understanding the underlying business, issuer financial strength, risks pertaining to cash flows, the capital structure (seniority of payments), debt covenants, among other considerations. This analysis involves comprehensive industry analysis that incorporates inputs from industry experts, competitors, suppliers, servicers, and customers. It also integrates a thorough analysis of creditworthiness under a variety of downside stress-test scenarios and leverages a dedicated legal team to assist in examining and assessing pertinent covenants and terms that may affect issues.

Risk management plays a prominent role in Guggenheim’s investment process. At a high-level, the team studies a wide range of economic and market scenarios, and assesses the possible impact these scenarios could have on the portfolio. Scenarios can include those driven by macroeconomic risks, changes in regulation, broad sector trends, or an assessment of liquidity at the sector, security, and industry levels. Moreover, the team seeks to understand how specific changes in portfolio composition would lessen potential downside, such as upgrading credit quality or including different types of security structures. Scenario analysis at the portfolio level also includes the impact of various interest-rate changes along different tenors of the curve.

At the portfolio level, the team might examine the effect of sudden mark-to-market shocks on the portfolio by assuming widening yield spreads for specific portfolio exposures. The team will also examine risks to specific sectors under a given stress-test scenario to quantify the potential downside risk. Risk management is also expressed through portfolio diversification, both across and within fixed-income sectors, position size limits, prudent yield curve positioning, loss thresholds, and other measures.

Securities may be sold for several reasons including to adjust the portfolio’s average maturity, shift assets into or out of higher quality securities, move into more attractively valued securities, take gains, or to meet redemption requests.

Option Income Strategy

Derek Devens, CFA

Rory Ewing

Eric Zhou

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

Derek Devens, CFA, joined Neuberger Berman Investment Advisers LLC (“Neuberger Berman“) in 2016. Derek is a Managing Director and Senior Portfolio Manager of the Option Group. Prior to Neuberger Berman, Derek was responsible for both Research and Portfolio Management at Horizon Kinetics. Derek was a member of the Investment Committee and responsible for co-managing the Kinetics Alternative Income Fund and various separate account strategies. Prior to that, Derek was a vice president with Goldman Sachs’ Global Manager Strategies Group, where he was responsible for conducting investment manager research. He also served as a fixed income portfolio manager at both Fischer Francis Trees & Watts as well as Bond Logistix. He received a BS in Civil Engineering from Princeton University and an MBA from New York University. He has been awarded the Chartered Financial Analyst designation.

Rory Ewing, Managing Director, joined the firm in 2016. Rory is a Portfolio Manager for the Option Group at the firm. In his current capacity, Rory’s primary responsibility is to assist in the implementation of the firm’s investment strategy in client accounts and to ensure proper adherence to account guidelines and client-specific restrictions. Before joining Neuberger Berman, Rory was a Research Analyst at Horizon Kinetics. Before that, Rory led the trading team at Tempus Quo, an investment firm focused on international, commodity-related sectors. He also spent two years as a trader at Pequot Capital and two years as a capital markets consultant at Thomson Financial. Rory received a BA from Colgate University and an MBA from New York University.

Eric Zhou, Senior Vice President, joined the firm in 2016. Eric is a Portfolio Manager for the Option Group at the firm, where he is focused on the implementation of investment strategy, quantitative research, and derivative strategy modeling related to the firm’s option and volatility-based strategies. Before joining Neuberger Berman, Eric was a research analyst at Horizon Kinetics, where he worked primarily on derivatives- related research, and also supported the firm’s broader research efforts. Previously, Eric worked for UBS Wealth Management. Eric received a BS from the Carroll School of Management at Boston College and an MA in the Mathematics of Finance from Columbia University.

In executing the Option Income Strategy, the Neuberger Berman team writes put options on U.S. equity indexes, a strategy conceptually similar to that utilized by the Chicago Board Options Exchange (CBOE) S&P 500 PutWrite Index (the “Put Index”). However, by utilizing thoughtful active management, the team seeks to reduce the path dependence of the Put Index, as well as manage risk and seek attractive returns relative to the Put Index. While the Put Index writes one at-the-money (ATM) put option on the S&P 500 Index each month, the team seeks to diversify the underlying options held by the strategy by strike price and expiration date by writing a series of short dated put options on diversified U.S. equity indexes, laddered across expiration dates, intending for option exposures to be relatively consistent across options tenors (i.e., the time left until an option contract expires). Options are rolled in a manner that seeks to preserve this laddered structure. This diversification is intended to seek to reduce the likelihood of a series of negative short-term outcomes in a row that could result from selling only one put per month.

Another critically important difference between the Put Index and the strategy the team manages for the Acquiring Fund is the selection of the level of ‘moneyness’ of the options sold (ATM versus out-of-the money, or “OTM”). The Acquiring Fund’s options will primarily be OTM, vs the Put Index selling ATM options. The Acquiring Fund attempts to generate returns through the receipt of option premiums from selling puts, as well as through investments in fixed income instruments, which collectively are intended to reduce volatility relative to what it would be if the fund held the underlying equity index on which the options are written. The Acquiring Fund’s investments in fixed income instruments will typically be in short duration U.S. Treasuries and are intended to provide liquidity and preserve capital and will serve as collateral for the Acquiring Fund’s investments in options.

Risk management is a function of a number of factors, one being the overall sizing of the allocation at the fund level, since the strategy can have significant equity correlation (but has historically exhibited lower beta than broad-based U.S. equity indices as demonstrated by the PUT Index compared to the S&P 500 Index). Secondly, the selection of ATM or OTM, and how far OTM, influences the level of risk materially. Lastly, the team seeks to actively reduce downside exposures to mitigate equity risk by buying back a portion of the put options that are underwater and selling new put options at higher premiums. Put writing is not a strategy built on a philosophy of explicit risk avoidance; rather, it is rooted in seeking receipt of option premiums in exchange for taking on the risk of a decline in U.S. broad based equity indices. As such, investors in the strategy accept limited upside returns relative to U.S. broad-based equity indices in exchange for the potential for option premiums to mitigate equity risk.

In a put writing strategy, a fund (as the seller of the option) receives premiums from the purchaser of the option in exchange for providing the purchaser with the right to sell the underlying instrument to the fund at a specific price (i.e., the strike price). If the market price of the instrument underlying the option exceeds the strike price, it is anticipated that the option would go unexercised and the fund would earn the full premium upon the option’s expiration or a portion of the premium upon the option’s early termination. If the market price of the instrument underlying the option drops below the strike price, it is anticipated that the option would be exercised and the fund would pay the option buyer the difference between the market value of the underlying instrument and the strike price. The amount of premium varies according to a number of factors, including the market perception of risk, the length of the option, and whether the option is ATM when written (riskier for the seller, which necessitates a higher premium) or OTM and by how much. The further OTM the option is, the less likely the index is to decline below the strike price, and thus the less likely the option seller is to be required to make a payment to the option buyer, thus the premium collected by the seller necessarily is lower.

The potential returns to equity index put writing come from two risk premia plus the return on collateral, which is typically invested in relatively conservative, short-duration fixed income. The first is the equity risk premium, or the return investors earn for holding equity risk. The team believes that investors should also acknowledge the natural corollary related to options on stock indexes. The team believes that for equity markets to be efficient, investors who assume exposure to the downside risk of an equity index should seek to earn a portion of the long-term equity risk premium over longer investment periods. Essentially, in the team’s view, the underwriters of equity risk should earn the equity risk premium over the long term regardless of how the risk is assumed, whether through direct ownership of the index, or seeking to offset its downside. If this was not the case, then in the team’s view, equity markets would demonstrate a massive inefficiency, as investors could own the equity index and buy puts to protect the full value of their investment from any loss while still earning positive returns. Therefore, the team believes that for markets to be efficient, a portion of put option premium collected from writing put options must therefore compensate the put seller for the equity sensitivity of the option. The portion of the equity risk premium earned through put writing is a function of the moneyness of the put option written.

The second risk premium is the volatility risk premium. In addition to earning premiums on the put options written, the team believes the option seller must be compensated further for the added risk associated with a decline in the broad-based U.S. equity markets for some period in the future in an unpredictable world. Investors do not generally assume risk with the intention of losing money over time, and option markets are not an exception. Because of the high degree of uncertainty, and the negatively skewed risk/return profile to which they are exposed, sellers of put options generally build in a cushion (or expected profit margin) to the premiums they collect from option buyers. Over time, the team believes this concept has the potential to allow sellers of ATM puts to generate returns similar to owning the index over long-term investment horizons.

The return profile of selling ATM U.S. equity index puts has historically tended to be more stable than owning the underlying equity index outright as demonstrated by the PUT Index compared to the S&P 500 Index. In converting traditional equity investment return potential (capital appreciation and dividends) into up-front cash flows via the consistent collection of option premiums and interest income, put writing strategies make an explicit trade-off between up-market participation and down-market participation, while still seeking reasonable returns in flat markets. As such, it is anticipated that the strategy will not participate in the full upside of the index, but it also has the potential to mitigate a portion of losses when the index suffers negative performance, due to the offsetting effect of the premium cash flows. The premiums the strategy collects may decrease during up markets, however, the team would expect premiums to materially ratchet up during periods of market losses, a feature which may help the strategy recover from drawdowns more quickly than the underlying equity index.

A discussion regarding the basis of the Board’s most recent renewal of the sub-advisory agreement with the sub-advisors is available in the Acquiring Fund’s semi-annual report for the period ended June 30, 2024.

FINANCIAL HIGHLIGHTS

[To be updated by printer.]

The Financial Highlights tables are intended to help you understand a fund’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. Information has been derived from financial statements audited by Cohen & Company, Ltd., an Independent Registered Public Accounting firm, whose report, along with the fund’s financial statements, is included in the December 31, 2023 Annual Report, which is available to you upon request.

For a share outstanding during the years indicated:	iMGP Alternative Strategies Fund
Institutional Class

	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of year

Investment operations:

Net investment income (loss)(A)

Net realized and unrealized gain (loss)

Total investment operations

Dividends and/or distributions to shareholders:

Net investment income

Net asset value, end of year

Total return
Ratio and supplemental data:

Net assets end of year (000’s)

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture

Including waiver and/or reimbursement and recapture

Net investment income (loss) to average net assets

Portfolio turnover rate

For a share outstanding during the years indicated:	iMGP High Income Fund
Institutional Class

	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of year

Investment operations:

Net investment income (loss)(A)

Net realized and unrealized gain (loss)

Total investment operations

Dividends and/or distributions to shareholders:

Net investment income

Net asset value, end of year

Total return
Ratio and supplemental data:

Net assets end of year (000’s)

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture

Including waiver and/or reimbursement and recapture

Net investment income (loss) to average net assets

Portfolio turnover rate

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of the Target Fund, as of [ , 2025], the Trustees and officers of the Target Fund owned in the aggregate less than 1% of the outstanding shares of the Target Fund. To the knowledge of the Acquiring Fund, as of [ , 2025], the Trustees and officers of the Acquiring Fund owned in the aggregate less than 1% of the outstanding shares of the Acquiring Fund..

To the knowledge of the Target Fund, as of [ , 2025], the following persons owned of record or beneficially 5% or more of the outstanding shares of the Institutional Class shares of the Target Fund:

Name & Address	Fund Name	Class	Shares Owned	Percentage of Class Owned

To the knowledge of the Acquiring Fund, as of [ , 2025], the following persons owned of record or beneficially 5% or more of the outstanding shares of the Institutional Class shares of the Acquiring Fund:

Name & Address	Fund Name	Class	Shares Owned	Percentage of Class Owned

Any shareholder who holds beneficially 25% or more of a Fund may be deemed to control the Fund until such time as such shareholder holds beneficially less than 25% of the outstanding common shares of the Fund. Any shareholder controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Fund without the consent or approval of other shareholders.

To the knowledge of the Target Fund, as of [ ,2025], the following persons held beneficially 25% or more of the outstanding shares of the Target Fund:

Name & Address	Fund Name	Shares Owned	Percentage of Fund Owned

To the knowledge of the Acquiring Fund, as of [  ,2025], the following persons held beneficially 25% or more of the outstanding shares of the Acquiring Fund:

Name & Address	Fund Name	Shares Owned	Percentage of Fund Owned

FINANCIAL STATEMENT EXPERTS

The financial statements and financial highlights of each Fund for the past five fiscal years and any semi-annual period, as applicable, are incorporated by reference into this Information Statement/Prospectus. The financial statements and financial highlights of the Target Fund and Acquiring Fund for the fiscal year end December 31, 2023 have been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, as set forth in their report thereon incorporated by reference into this Information Statement/Prospectus. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

AVAILABLE INFORMATION

You can obtain more free information about each Fund from your investment firm or by writing to your Fund at 2301 Rosecrans Avenue, Suite 2150, El Segundo, California 90245. You may also call 1-800-960-0188.

Each Fund’s statement of additional information and shareholder reports are available free of charge on the Funds’ website at https://imgpfunds.com/fund-literature/.

Shareholder reports. Annual and semi-annual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Fund’s investments. An annual report discusses market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, DC 20549. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC’s Internet site at www.sec.gov.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”), dated as of December  , 2024, is entered into by and among the Trust (as defined in paragraph 1), on behalf of the Target Fund (as defined in paragraph 1), a series of the Trust; the Trust, on behalf of the Acquiring Fund (as defined in paragraph 1), a series of the Trust; and, for purposes of paragraph 7.3 of this Agreement only, iM Global Partner Fund Management, LLC (“iMGPFM”).

The reorganization contemplated by this Agreement consists of (i) the transfer of all assets of the Target Fund in exchange for the Acquisition Shares (as defined in paragraph 1), (ii) the Acquiring Fund’s assumption of all liabilities of the Target Fund, and (iii) the distribution of the Acquisition Shares to the Target Fund shareholders in liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement.

Each of the Target Fund and the Trust acting for itself and on behalf of the Target Fund, and each of the Acquiring Fund and the Trust acting for itself and on behalf of the Acquiring Fund, is acting separately from all of the other parties and their series, and not jointly or jointly and severally with any other party.

This Agreement is adopted as a plan of reorganization, and the reorganization between the Target Fund and the Acquiring Fund contemplated hereunder is intended to qualify as a “reorganization” under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), or any successor provision.

The parties therefore agree as follows:

1. DEFINITIONS.

“Acquiring Fund” means the series of the Trust listed in the column entitled “Acquiring Fund” on Exhibit A.

“Acquiring Fund Prospectus” means, collectively, the prospectus(es) and statement(s) of additional information of the Acquiring Fund, as amended or supplemented from time to time.

“Acquisition Shares” means the Institutional Class shares of the Acquiring Fund to be issued to the Target Fund in the reorganization under this Agreement.

“Closing” means the time at which the transactions contemplated by paragraph 4.1 is consummated.

“Closing Date” means the date on which the Closing occurs.

“Investments” means the Target Fund’s investments that would be shown on its schedule of investments if such a schedule were prepared as of the close of business on the Valuation Date.

“Liquidation Date” means the date on which the Target Fund liquidates and distributes the Acquisition Shares to its shareholders of record pursuant to paragraph 2.1.

“Obligations” means all liabilities and obligations of the Target Fund of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date.

“Target Fund” means the series of the Trust listed in the column entitled “Target Fund” on Exhibit A.

“Target Fund Prospectus” means, collectively, the prospectus(es) or statement(s) of additional information of the Target Fund, as amended or supplemented from time to time.

“Trust” means the entity listed in the column entitled “Trust” on Exhibit A.

“Valuation Date” means the day on which valuation occurs, which will be the same date as the Closing Date.

2. TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND FOR ISSUANCE OF THE ACQUISITION SHARES AND LIQUIDATION OF THE TARGET FUND.

2.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)	The Target Fund will transfer and deliver to the Acquiring Fund all its assets, as set forth in paragraph 2.2;

(b)	The Acquiring Fund will assume all Obligations; and

(c)

The Acquiring Fund will issue and deliver to the Target Fund in exchange for the net assets attributable to its shares a number of the Acquisition Shares (including fractional shares, if any) determined by dividing the value of such net assets, computed in the manner and as of the time and date set forth in paragraph 3.1, by the net asset value of one Acquisition Share computed in the manner and as of the time and date set forth in paragraph 3.2. Such transactions shall take place at the Closing.

2.2.

The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets that are owned by the Target Fund on the Closing Date shown as an asset on the books of the Target Fund on the Closing Date. The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Target Fund’s current and former trustees and officers, acting in their capacities as such shall survive the reorganization, and shall continue in full force and effect, without any amendment thereto. The Acquiring Fund further agrees that such rights and limitations may be asserted against the Acquiring Fund, its successors or assigns.

2.3.

As provided in paragraph 4.4, on the Liquidation Date, the Target Fund will liquidate and distribute pro rata to its shareholders of record, determined as of the close of business on the Valuation Date, the Acquisition Shares received by the Target Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund shareholders and representing the respective pro rata number of the Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquisition Shares in connection with such exchange.

2.4.

With respect to the Acquisition Shares distributable pursuant to paragraph 2.3 to a Target Fund shareholder holding a certificate or certificates for shares of the Target Fund, if any, on the Valuation Date, the Target Fund will not permit such shareholder to receive Acquisition Share certificates therefor, to exchange such Acquisition Shares for shares of other investment companies, to effect an account transfer of such Acquisition Shares or to pledge or redeem such Acquisition Shares until such shareholder has surrendered all his, her or its outstanding certificate(s) for Target Fund shares or, in the event of lost certificate(s), posted adequate bond.

3. VALUATION.

3.1.

The value of the Target Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date using the valuation procedures set forth in the organizational documents of the Acquiring Fund and/or the then current Acquiring Fund Prospectus for determining net asset value and shall be certified by the Target Fund.

3.2.

For the purpose of paragraph 3.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the organizational documents of the Acquiring Fund and/or the then current Acquiring Fund Prospectus for determining net asset value.

4. CLOSING AND CLOSING DATE.

4.1.

The Closing Date shall be on such date as the Acquiring Fund and the Target Fund may agree. The Closing shall be held at the offices of the Acquiring Fund (or such other place as the parties may agree), at such time as the parties may agree.

4.2.

As of the Closing Date, the Target Fund’s assets, including all the Target Fund’s cash, shall be delivered by the Target Fund to the custodian for the Acquiring Fund (the “Custodian”) for the account of the Acquiring Fund. All portfolio securities so delivered to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “[Custodian], custodian for [Acquiring Fund].”

4.3.

In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either the Target Fund or the Acquiring Fund upon the giving of written notice to the other party.

4.4.

As of the Closing, the Target Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Target Fund shareholders, the number of outstanding shares of the Target Fund owned by each Target Fund shareholder, and the number, if any, of such shares represented by an outstanding share certificate, all as of the close of business on the Valuation Date. As of the Closing Date, the Acquiring Fund will provide to the Target Fund evidence satisfactory to the Target Fund that the Acquisition Shares issuable pursuant to paragraph 2.1 have been credited to the Target Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Target Fund evidence satisfactory to the Target Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Target Fund shareholders as provided in paragraph 2.3.

4.5.

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 2.

5. REPRESENTATIONS AND WARRANTIES.

5.1.

The Target Fund represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Target Fund is a series of the Trust that is duly organized, validly existing and in good standing under the laws of its state of organization;

(b)

The Trust is a duly registered investment company classified as a management company of the open-end type, its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Target Fund is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Trust and the 1940 Act;

(c)

The Target Fund is not in violation in any material respect of any provision of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which the Target Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)

The Target Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) that if terminated may result in material liability to the Target Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Target Fund;

(e)

To the knowledge of the Target Fund, except as disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Target Fund, any of its properties or assets, or any person whom the Target Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)

The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Target Fund, as of the last day of and for its most recently completed fiscal year, audited by the Target Fund’s independent registered public accounting firm (and, if applicable, an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments for any subsequent semiannual period following the most recently completed fiscal year), copies of which have been filed with the Securities and Exchange Commission or furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Target Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied. In addition, the Target Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Target Fund’s most recently completed fiscal year;

(g)

Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities and net redemptions shall be deemed to be in the ordinary course of business;

(h)

The Target Fund has met the requirements of Subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of each taxable year since the commencement of its operations, and it meets and will continue to meet such requirements at all times through the Closing Date;

(i)

As of the Closing Date, all federal, state and other tax returns and reports of the Target Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal, state and other taxes (if any) shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All of the Target Fund’s tax liabilities will have been adequately provided for on its books. To the best of the Target Fund’s knowledge, it will not have any tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(j)

All issued and outstanding shares of the Target Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the most recent Target Fund Prospectus) and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Target Fund are outstanding, and none will be outstanding on the Closing Date;

(k)

The Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Target Fund Prospectus, except as previously disclosed in writing to the Acquiring Fund;

(l)

The execution, delivery and performance of this Agreement has been duly authorized by the trustees of the Target Fund, and this Agreement will constitute the valid and binding obligation of the Target Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)

The Acquisition Shares to be issued to the Target Fund pursuant to paragraph 2 will not be acquired for the purpose of making any distribution thereof other than to the Target Fund shareholders as provided in paragraph 2.3;

(n)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “Blue Sky” laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

(o)

On the Closing Date, the Target Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other of its assets and liabilities to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the

Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund;

(p)

On the Closing Date, the Target Fund will have sold such of its assets, if any, as are necessary based on information provided by the Acquiring Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Target Fund pursuant to this Agreement, the Acquiring Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date;

(q)

No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Target Fund or the Acquiring Fund, except as previously disclosed by the Target Fund to the Acquiring Fund; and

(r)

The Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Closing Date, except that the Trust shall complete all measures in respect of the Target Fund prior to the Closing Date to ensure that the reorganization contemplated hereby qualifies as a “reorganization” within the meaning of Section 368(a) of the Code, regardless of whether such measures are in the ordinary course. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the reorganization contemplated hereby. Notwithstanding anything to the contrary herein, the Trust shall take all appropriate actions necessary in order for the Acquiring Fund and the Target Fund to receive the opinion provided for in paragraph 9.4 hereof.

5.2.

The Acquiring Fund represents and warrants the following to the Target Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Trust is duly organized, validly existing and in good standing under the laws of Delaware;

(b)

The Trust is a duly registered investment company classified as a management company of the open-end type, its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Trust and the 1940 Act;

(c)

On the Closing Date, the registration statement under the 1933 Act with respect to the Acquisition Shares will, as of the Closing Date, be in full force and effect, no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Target Fund, threatened by the Securities and Exchange Commission, such registration statement will conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d)	On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(e)

The Acquiring Fund is not in violation in any material respect of any provisions of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(f)

To the knowledge of the Acquiring Fund, except as disclosed in writing to the Target Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)

The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquiring Fund, as of the last day of and for its most recently completed fiscal year, audited by the Acquiring Fund’s independent registered public accounting firm (and, if applicable, an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments for any subsequent semiannual period following the most recently completed fiscal year), copies of which have been furnished to the Target Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Acquiring Fund’s most recently completed fiscal year;

(h)

Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness, except as disclosed in writing to the Target Fund. For the purposes of this subparagraph (h), any distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities and net redemptions shall be deemed to be in the ordinary course of business;

(i)

The Acquiring Fund has met the requirements of Subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of each taxable year since the commencement of operations, and it meets and will continue to meet such requirements at all times through the Closing Date;

(j)

As of the Closing Date, all federal, state and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal, state and other taxes (if any) shown to be due on such returns and reports or any assessments received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquiring Fund’s tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Fund’s knowledge, it will not have any tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(k)

All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock of the Acquiring Fund are outstanding, and none will be outstanding on the Closing Date;

(l)

The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

(m)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(n)

The Acquisition Shares to be issued and delivered to the Target Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus), and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(o)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or “Blue Sky” laws; and

(p)

The Trust shall operate the business of the Acquiring Fund in the ordinary course between the date hereof and the Closing Date, except that the Trust shall complete all measures in respect of the Acquiring Fund prior to the Closing Date to ensure that the reorganization contemplated hereby qualifies as a “reorganization” within the meaning of Section 368(a) of the Code, regardless of whether such measures are in the ordinary course. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the reorganization contemplated hereby. Notwithstanding anything to the contrary herein, the Trust shall take all appropriate actions necessary in order for the Acquiring Fund and the Target Fund to receive the opinion provided for in paragraph 9.4 hereof.

6. COVENANTS OF THE TARGET FUND AND THE ACQUIRING FUND.

Each of the Target Fund and the Acquiring Fund hereby covenants and agrees with the other as follows:

6.1.

The Acquiring Fund and the Target Fund will each operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

6.2.

The Acquiring Fund will advise the Target Fund promptly if at any time prior to the Closing Date the assets of the Target Fund include any securities that the Acquiring Fund is not permitted to acquire.

6.3.

Subject to the provisions of this Agreement, the Target Fund and the Acquiring Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

6.4.

The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities or “Blue Sky” laws as it may deem appropriate in order to continue its operations after the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND.

The obligation of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.

The Acquiring Fund shall have delivered to the Target Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2.	The Target Fund shall have received a certificate from an officer of the Acquiring Fund, dated the Closing Date and in a form satisfactory to the Target Fund, to the following effect:

(a)

The Trust is duly organized and validly existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Trust;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the due authorization, execution and delivery of this Agreement by the Target Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)

The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have duly assumed such liabilities;

(d)

The Acquisition Shares to be issued for transfer to the Target Fund shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; and

(e)	The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund’s organizational documents.

7.3.

For the period beginning at the Closing Date and ending not less than six years thereafter, iMGPFM, its successors and assigns, shall provide, or cause to be provided, liability coverage at least comparable in scope and amount to the liability coverage currently applicable to any former and/or current trustees and officers of the Target Fund as of the date of this Agreement, covering the actions of such trustees and officers of the Target Fund for the period(s) they served as such. Any related costs or expenses shall be allocated based on paragraph 11.2.

8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Target Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

8.1.

The Target Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Target Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

8.2.	The Acquiring Fund shall have received a certificate from an officer of the Target Fund dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)

The Trust is duly organized and validly existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Trust;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Target Fund and, assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Target Fund enforceable against the Target Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)

The Target Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Target Fund will have duly transferred such assets to the Acquiring Fund; and

(d)	The execution and delivery of this Agreement did not, and the performance by the Target Fund of its obligations hereunder will not, violate the Target Fund’s organizational documents.

8.3.

On or prior to the Closing Date, the Target Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing (i) all of the excess (if any) of (a) the Target Fund’s interest income excludable from gross income under Section 103(a) of the Code over (b) the Target Fund’s deductions disallowed under Sections 265 or 171(a)(2) of the Code, (ii) all of the Target Fund’s investment company taxable income as defined in Section 852 of the Code (if any) (in the case of both (i) and (ii) computed without regard to any deduction for dividends paid), and (iii) all of the Target Fund’s net capital gain (if any) (after reduction for any capital loss carryover); the amounts in (i), (ii) and (iii) shall in each case include amounts for both (x) the Target Fund’s taxable year that will end on the Closing Date, and (y) any prior taxable year of the Target Fund, to the extent such dividend or dividends are eligible to be treated as paid during such prior year under Section 855(a) of the Code.

8.4.

The Target Fund shall have furnished to the Acquiring Fund a certificate as to the adjusted tax basis in the hands of the Target Fund of the assets delivered to the Acquiring Fund pursuant to this Agreement, and shall have delivered a copy of the tax books and records of the Target Fund necessary for purposes of preparing any tax returns (including, without limitation, any informational returns) required by law to be filed or otherwise provided by the Acquiring Fund after the Closing Date.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND AND THE ACQUIRING FUND.

The respective obligations of the Target Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date:

9.1.

On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

9.2.

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state “Blue Sky” and securities authorities) deemed necessary by the Target Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Target Fund or the Acquiring Fund.

9.3.

The registration statement under the 1933 Act with respect to the Acquisition Shares shall be in full force and effect, no stop order suspending the effectiveness thereof shall have been issued, and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.4.

The Target Fund and the Acquiring Fund shall have received a favorable opinion of Paul Hastings LLP satisfactory to each of them (which opinion will be subject to certain qualifications), substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, as further described below, generally for U.S. federal income tax purposes, the transactions contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

Paul Hastings LLP will express no view with respect to the effect of a reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by officers of the Target Fund and the Acquiring Fund and will also be based on customary assumptions. The opinion may note and distinguish certain published precedent. The opinion is not a guarantee that the tax consequences of the reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

9.5.

At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the board of trustees, or the officers in consultation with counsel, of the Target Fund and the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Target Fund or the Acquiring Fund.

10.   TAX MATTERS.

10.1

The Trust hereby represents and warrants on behalf of the Target Fund and the Acquiring Fund that it shall use its best efforts to cause the reorganization contemplated hereby to qualify, and will not (whether before or after consummation of such reorganization) take any actions that could prevent such reorganization from qualifying, as a “reorganization” under the provisions of Section 368 of the Code.

10.2

Except where otherwise required by law, the parties hereto shall not take a position on any tax returns inconsistent with the treatment of the reorganization contemplated hereby for tax purposes as a “reorganization,” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the U.S. Treasury regulations in accordance therewith.

11. BROKERAGE FEES AND EXPENSES.

11.1.

Each of the Target Fund and the Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

11.2.

In connection with the transactions contemplated hereby, the Acquiring Fund shall be responsible for (i) all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the Acquisition Shares; (ii) all fees and expenses related to printing and mailing communications to Target Fund shareholders; and (iii) all of the other expenses of the transactions contemplated by this Agreement, including without limitation, accounting, legal and custodial expenses. In the event the Closing does not occur, the Acquiring Fund shall nonetheless bear all such expenses. For the avoidance of doubt, (i) the Target Fund and the Acquiring Fund shall each bear their respective brokerage or other transaction costs, if any, associated with the sale or purchase of portfolio securities in connection with the reorganization contemplated hereby, and (ii) it is intended that iMGPFM will pay or assume only those expenses of the Acquiring Fund, the Target Fund and the shareholders of the Target Fund that are solely and directly related to the reorganization contemplated hereby in accordance with the guidelines established in Revenue Ruling 73-54, 1973-1 C.B. 187.

12. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

12.1.

Each of the Target Fund and the Acquiring Fund agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2.

The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 2.1, 2.2, 2.3, 6.3, 7.3, 10, 11, 12, 15 and 16.

13. TERMINATION.

13.1.

This Agreement may be terminated by the mutual agreement of the Target Fund and the Acquiring Fund. In addition, either the Target Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(c)

any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this paragraph 13.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

If any transaction contemplated by this Agreement has not been substantially completed by the first anniversary of this Agreement, this Agreement shall automatically terminate on that date with respect to that transaction, unless a later date is agreed to by both the Target Fund and the Acquiring Fund.

13.2.

If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

14. AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Target Fund and the Acquiring Fund; provided, however, that no amendment that under applicable law requires approval by shareholders of the Target Fund or the Acquiring Fund, as applicable, shall be effective without such approval having been obtained.

15. NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Target Fund or the Acquiring Fund, 2301 Rosecrans Avenue, Suite 2150, El Segundo, CA 90245, Attention: John Coughlan, Treasurer Officer of Litman Gregory Funds Trust.

16. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE.

16.1.	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3.

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

16.4.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5.

Notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that insofar as it relates to any Acquiring Fund or Target Fund, this Agreement is binding only upon the assets and properties of such Acquiring Fund or Target Fund.

[THE REST OF THIS PAGE IS INTENTIONALLY BLANK.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

Litman Gregory Funds Trust
On behalf of the Target Fund thereof identified on Exhibit A
Attested by:

Name:	Joseph Kelly	By:
Title:	Secretary	Name:	John Coughlan
		Title:	Treasurer

Litman Gregory Funds Trust
On behalf of the Acquiring Fund thereof identified on Exhibit A

Attested by:

Name:	Joseph Kelly	By:
Title:	Secretary	Name:	John Coughlan
		Title:	Treasurer

Solely for purposes of paragraph 7.3 of the Agreement

iM Global Partner Fund Management, LLC

Attested by:

Name:	Joseph Kelly	By:
Title:	Chief Compliance Officer	Name:	John Coughlan
		Title:	Chief Operating Officer

Signature Page for Agreement and Plan of Reorganization

EXHIBIT A

Trust	Target Fund	Acquiring Fund
Litman Gregory Funds Trust	iMGP Alternative Strategies Fund	iMGP High Income Fund

Share Class Involved
Target Fund Share Class	Acquiring Fund Share Class
Institutional Class and	Institutional Class

PART B

LITMAN GREGORY FUNDS TRUST

iMGP ALTERNATIVE STRATEGIES FUND

(the “Target Fund”)

iMGP HIGH INCOME FUND

(the “Acquiring Fund”)

2301 Rosecrans Avenue, Suite 2150

El Segundo, California 90245

1-800-960-0188

STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION, DATED March [ ], 2025

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the combined Information Statement and Prospectus dated March [ ], 2025 (the “Information Statement/Prospectus”), which relates to the reorganization (the “Reorganization”) of the Target Fund, a series of Litman Gregory Funds Trust (the “Trust”), into the Acquiring Fund, also a series of the Trust. In the Reorganization, Institutional Class shares of the Acquiring Fund will be issued in exchange for shares of the Target Fund, as shown below. Please retain this SAI for further reference.

To obtain a copy of the Information Statement/Prospectus, free of charge, please write to the Acquiring Fund at the address set forth above or call the Acquiring Fund at the number set forth above.

The following table indicates (a) the Target Fund and Acquiring Fund involved in the Reorganization, and (b) the corresponding Acquiring Fund shares that the Target Fund shareholders will receive.

Target Fund and Classes	Acquiring Fund and Classes
iMGP Alternative Strategies Fund	iMGP High Income Fund
Institutional Class	Institutional Class

1

INTRODUCTION	3
DOCUMENTS INCORPORATED BY REFERENCE	3
SUPPLEMENTAL FINANCIAL INFORMATION	3

2

INTRODUCTION

This SAI is intended to supplement the Information Statement/Prospectus relating specifically to the proposed transfer of all of the assets of the Target Fund to, and the assumption of the liabilities of the Target Fund by, the Destination Fund in exchange for shares of the Destination Fund as shown in the table on the cover page of this SAI.

DOCUMENTS INCORPORATED BY REFERENCE

This SAI consists of these cover pages, [the accompanying pro forma financial statements] and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein.

1. The Funds’ Statement of Additional Information dated April 29, 2024, as filed with the SEC on April 29, 2024 (File Nos. 811-07763 and 333-10015; Accession No. 0001193125-24-122678), as may be supplemented, is incorporated herein by reference.

2. The Funds’ Annual Reports to shareholders, dated December 31, 2023, as filed with the SEC on March 8, 2024 (File No. 811-07763; Accession No. 0001193125-24-063420) is incorporated herein by reference.

3. The Funds’ Semi-Annual Report for the fiscal period ended June 30, 2024 (File No. 811-07763), as filed with the SEC on August 30, 2024 (Accession No. 0001193125-24-210965) is incorporated herein by reference.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “The Funds’ Fees and Expenses” in the Information Statement/Prospectus.

The information under this section is intended to comply with the requirements of Rule 6-11 under Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Target Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of any such change is not required and is not included.

Notwithstanding the foregoing, changes may be made to the Target Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization. [While the portfolio managers of the Acquiring Fund anticipate retaining a portion of the Target Fund’s holdings following the closing of the Reorganization, the portfolio managers of the Target Fund do anticipate selling a material portion (approximately [ ]%) of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is primarily to make the Target Fund’s existing holdings more consistent with the principal investment strategies for the Acquiring Fund. While the securities held by the Target Fund satisfy the investment restrictions of the Acquiring Fund, the Target Fund intends to utilize the proceeds from such sales to allow reinvestment in assets that are more consistent with the Acquiring Fund’s investment process and strategies.]

There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

3

LITMAN GREGORY FUNDS TRUST

PART C

OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of the most recently filed amendment to the Registration Statement of Litman Gregory Funds Trust (the “Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-10156 and 811-00560) as filed with the Securities and Exchange Commission (the “SEC”) on December 16, 2024 (accession number 0001193125-24-279380, which information is incorporated herein by reference.

Item 16. Exhibits

(1)		Articles of Incorporation.
(1)

Agreement and Declaration of Trust is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A, filed with the U.S. Securities and Exchange Commission (“SEC”) on August 12, 1996

(A)

Amendment to Agreement and Declaration of Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 15, 1996

(B)

Amendment to Agreement and Declaration of Trust dated December 4, 2008 is incorporated by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 2, 2011

(C)

Amendment to Agreement and Declaration of Trust dated August 31, 2011 is incorporated by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 2, 2011

(2)		By-laws are incorporated by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2014

(3)		Not Applicable

(4)		Form of Agreement and Plan of Reorganization – Filed herewith as Appendix A to the Information Statement/Prospectus).

(5)		Instruments Defining Rights of Security Holders – See Articles III and V of Agreement and Declaration of Trust and Article II of Third Amended and Restated By-Laws

(6)		Investment Advisory Contracts
(1)

Unified Investment Advisory Agreement between Litman Gregory Funds Trust and Litman Gregory Fund Advisors, LLC dated June 1, 2021, as amended September 20, 2021, is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

	(2)	Amended Appendix A and Appendix B to the Unified Investment Advisory Agreement dated April 22, 2022, is incorporated by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2022
	(3)	Amended Appendix B to the Unified Investment Advisory Agreement - to be filed by amendment
	(4)	Amended and Restated Investment Advisory Agreement between Litman Gregory Funds Trust and iM Global Partner Fund Management, LLC dated December 22, 2023 is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.
	(5)	Amended Appendix A and Appendix B to the Amended and Restated Investment Advisory Agreement between Litman Gregory Funds Trust and iM Global Partner Fund Management, LLC is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.

1

(6)	Sub-Advisory Agreements
	(A)	Global Select Fund (formerly, the Equity Fund)
1.

Investment Management Agreement with Nuance Investments, LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

2.

Investment Management Agreement with Polen Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 4, 2022

3.

Investment Management Agreement with Scharf Investments, LLC is incorporated by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 4, 2022

	(B)	International Fund
1.

Investment Management Agreement with Harris Associates L.P. is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

2.

Investment Management Agreement with Lazard Asset Management LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

3.

Investment Management Agreement with Polen Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

	(C)	Alternative Strategies Fund
1.

Investment Management Agreement with Blackstone Credit Systematic Strategies LLC (formerly DCI, LLC) is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

2.

Investment Management Agreement with DoubleLine Capital LP is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

3.

Investment Management Agreement with First Pacific Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

4.

Investment Management Agreement with Loomis, Sayles & Company, L.P. is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

5.

Investment Management Agreement with Water Island Capital LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

6.

Investment Management Agreement with Dynamic Beta investments, LLC incorporated by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 4, 2022

	(D)	High Income Fund
1.

Investment Management Agreement with Brown Brothers Harriman & Co. is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

2.

Investment Management Agreement with Guggenheim Partners Investment Management, LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

3.

Investment Management Agreement with Neuberger Berman Investment Advisers LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

	(E)	SBH Focused Small Value Fund
1.

Investment Management Agreement with Segall Bryant & Hamill, LLC is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

		2.	Investment Management Agreement with Polen Capital Management, LLC – to be filed by amendment

2

(F)	Oldfield International Value Fund
1.

Investment Management Agreement with Oldfield Partners LLP is incorporated by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2023

(G)	Dolan McEniry Corporate Bond Fund
1.

Investment Management Agreement with Dolan McEniry Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

(H)	DBi Managed Futures Strategy ETF and DBi Hedge Strategy ETF
1.

Investment Management Agreement with Dynamic Beta investments, LLC on behalf of DBi Managed Futures Strategy ETF is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

2.

Investment Management Agreement with Dynamic Beta investments, LLC on behalf of DBi Hedge Strategy ETF is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

3.

Form of Investment Management Agreement between iM DBi Cayman Managed Futures Subsidiary and Dynamic Beta investments, LLC is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 17, 2021

(I)	RBA Responsible Global Allocation ETF
1.

Investment Management Agreement with Richard Bernstein Advisors, LLC, is incorporated by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2022

(J)	Berkshire Dividend Growth ETF
	1.	Investment Management Agreement with Berkshire Asset Management, LLC, is incorporated by reference to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2023
(K)	Polen Capital Global Growth ETF
	1.	Investment Management Agreement with Polen Capital Management, LLC, is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.
(L)	Polen Capital China Growth ETF
	1.	Investment Management Agreement with Polen Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.
(M)	Polen Capital Emerging Markets ex-China Growth ETF
	1.	Form of Investment Management Agreement with Polen Capital Management, LLC, is incorporated by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 16, 2024.
(N)	Polen Capital International Growth ETF
	1.	Investment Management Agreement with Polen Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.
(O)	Polen Capital Global SMID Company Growth ETF
	1.	Form of Investment Management Agreement with Polen Capital Management, LLC – is incorporated by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 16, 2024
(P)	Polen Capital U.S. SMID Company Growth ETF
	1.	Form of Investment Management Agreement with Polen Capital Management, LLC – to be filed by amendment
(Q)	APA Enhanced Income Municipal Fund
	1.	Form of Investment Management Agreement with Asset Preservation Advisors, LLC – to be filed by amendment

3

(7)		Underwriting Contracts
(1)

Distribution Agreement with ALPS Distributors, Inc. dated April 26, 2018 is incorporated by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2018

(2)

Amended and Restated Distribution Letter Agreement with ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 5, 2023

		(A)	Amendment to the Amended and Restated Distribution Letter Agreement with ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 5, 2023
		(B)	Amendment to the Amended and Restated Distribution Letter Agreement with ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.
(3)

Amendment No. 5 dated November 30, 2020 to the Distribution Agreement is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

(4)

Form of Amendment to the Distribution Agreement is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 17, 2021

	(5)	Form of Authorized Participant Agreement is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 17, 2021
(6)

Amendment to the Distribution Agreement is incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 5, 2023

	(7)	Amendment to the Distribution Agreement is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024.

(8)		Bonus or Profit Sharing Contracts – None

(9)		Custodian Agreements
(1)

Custody Agreement with State Street Bank and Trust dated July 1, 2023, is incorporated by reference to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2023

Rule 12b-1 Plan
(10)	(1)

Distribution and Shareholder Servicing Plan is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

	(2)	Amendment to Appendix B to Distribution and Shareholder Servicing Plan is incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 5, 2023
	(3)	Amendment to Appendix B to Distribution and Shareholder Servicing Plan is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2024
Rule 18f-3 Plan
	(4)	Multiple Class Plan – is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on January 20, 2022

(11)	(1)

Opinion and Consent of Counsel relating to the RBA Responsible Global Allocation ETF is incorporated by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2023

(2)

Opinion and Consent of Counsel relating to the iMGP Berkshire Dividend Growth ETF is incorporated by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2023

	(3)	Opinion and Consent of Counsel relating to the Polen Capital Global Growth ETF is incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 5, 2023

4

	(4)	Opinion and Consent of Counsel relating to the Polen Capital China Growth ETF and Polen Capital International Growth ETF- is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024
	(5)	Opinion and Consent of Counsel relating to the Polen Capital Emerging Markets ex-China Growth ETF and Polen Capital Global SMID Company Growth ETF – is incorporated by reference to Post-Effective Amendment No.143 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 16, 2024
	(6)	Opinion and Consent of Counsel relating to the APA Enhanced Income Municipal Fund, is incorporated by reference to Post-Effective Amendment No.150 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2024
	(7)	Opinion and Consent of Paul Hastings regarding legality of issuance of shares and other matters – to be filed by amendment.

(12)	(1)	Form of Opinion of Paul Hastings on tax matters – to be filed by amendment.

(13)	(1)	Administration Agreement with State Street Bank and Trust Company dated September 10, 2014 is incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2015
(A)

Amendment dated September 20, 2018 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019

(B)

Amendment dated July 30, 2020 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

(C)

Amendment dated October 30, 2020 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

(D)

Amendment dated August 31, 2021 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on October 1, 2021

(E)

Amendment dated July  1, 2023 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2023

	(2)	Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2015
(A)

Amendment dated August 31, 2011 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2015

(B)

Amendment dated May 20, 2013 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014

(C)

Amendment dated January 1, 2017 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2017

(D)

Amendment dated August 28, 2018 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 6, 2018

(E)

Amendment dated July 31, 2020 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 22, 2020

(F)

Amendment dated October 30, 2020 to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

5

(G)

Amendment to the Restated Contractual Advisory Fee Waiver Agreement is incorporated by reference to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2023

		(H)	Amendment to the Restated Contractual Advisory Fee Waiver Agreement – to be filed by amendment.
	(3)	Operating Expenses Limitation Agreement
(A)

Operating Expenses Limitation Agreement dated August 28, 2018 for the High Income Alternatives Fund is incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 6, 2018

(B)

Operating Expenses Limitation Agreement dated July 31, 2020 for the SBH Focused Small Value Fund is incorporated by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 22, 2020

(C)

Operating Expenses Limitation Agreement dated October 30, 2020 for the Oldfield International Value Fund is incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2021

(D)

Operating Expenses Limitation Agreement dated September 30, 2021 for the Dolan McEniry Corporate Bond Fund is incorporated by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2022

(E)

Operating Expenses Limitation Agreement for the Global Select Fund dated August 1, 2022 is incorporated by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on November 4, 2022

	(4)		Fund of Funds Investment Agreements
(A)

Fund of Funds Investment Agreement with Wisdom Tree Trust – is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

(B)

Fund of Funds Investment Agreement with Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust IV, Nuveen Investment Trust V, Nuveen Municipal Trust, Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Investment Funds, Inc. and NuShares ETF Trust – is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

(C)

Fund of Funds Investment Agreement with BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust – is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

(D)

Fund of Funds Investment Agreement with Vanguard Funds – is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

(E)

Fund of Funds Investment Agreement with Janus Detroit Street Trust – is incorporated by reference to Post-Effective Amendment No.136 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on February 20, 2024

(F)

Fund of Funds Investment Agreement with Potomac Funds, is incorporated by reference to Post-Effective Amendment No.150 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2024

(G)

Fund of Funds Investment Agreement with The Advisors’ Inner Circle Fund II, is incorporated by reference to Post-Effective Amendment No.150 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2024

(14)
	(1)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment

(15)		Omitted Financial Statements – None

(16)	(1)	Power of Attorney dated May 26, 2021 is incorporated by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on June 4, 2021

	(2)	Power of Attorney dated April 26, 2023 is incorporated by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2023

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant Litman Gregory Funds Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Segundo and State of California, on the 24th day of January 2025.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Julie Allecta*	Chairman of the Board, Trustee	January 24, 2025
Julie Allecta

/s/ Thomas W. Bird*	Trustee	January 24, 2025
Thomas W. Bird

/s/ Jennifer M. Borggaard*	Trustee	January 24, 2025
Jennifer M. Borggaard

/s/ Jonathan W. DePriest*	Trustee	January 24, 2025
Jonathan W. DePriest

/s/ Craig Wainscott Craig Wainscott	Trustee	January 24, 2025

/s/ Jeffrey K. Seeley Jeffrey K. Seeley	Trustee and President (Principal Executive Officer)	January 24, 2025

/s/ Harold M. Shefrin*	Trustee	January 24, 2025
Harold M. Shefrin

/s/ Pamela Yang	Trustee	January 24, 2025
Pamela Yang

/s/ John M. Coughlan John M. Coughlan	Treasurer (Principal Financial Officer)	January 24, 2025

/s/ John M. Coughlan John M. Coughlan, Attorney-in-Fact

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INDEX TO EXHIBITS

Item 16(4)	Form of Agreement and Plan of Reorganization – Filed herewith as Appendix A.

8